[EATON VANCE LOGO]

                                                [BRICK WALL [EDUCATION] GRAPHIC]

SEMIANNUAL REPORT JANUARY 31, 2003


EATON VANCE
MUNICIPALS
TRUST

[HIGHWAY GRAPHIC]

ARIZONA
COLORADO
CONNECTICUT
MICHIGAN
MINNESOTA
NEW JERSEY
PENNSYLVANIA

[BRIDGE GRAPHIC]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE MUNICIPALS FUNDS as of January 31, 2003
Letter to Shareholders

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the dramatic interest rate decline of recent years, many bonds issued at relatively high interest rates from 1993-1998 have been pre-refunded by their issuers. As a result, escrowed bonds have played an increasingly prominent role in municipal bond portfolios. However, while these bonds are valued by professional investors, analysts and portfolio managers, many individual investors have little knowledge of why bonds are escrowed. As part of our continuing educational series, we thought it might be helpful to discuss the mechanics of escrowed bonds and the role of those bonds in the municipal market.

THE PROCESS OF ESCROWING MUNICIPAL BONDS TO MATURITY...

In the escrowing process, an issuing jurisdiction essentially refinances original-issue debt with newer, usually lower-interest debt. The jurisdiction issues a "refunding bond," the proceeds of which are used to purchase specially-issued U.S. Treasury bonds - State and Local Government Series bonds, which are held in an irrevocable escrow account by a trustee bank. The principal and interest payments of these Treasury bonds exactly match the future principal and interest payments of the issuer's original bonds.

The principal and interest from these U.S. Treasuries are directed solely to pay the interest and principal on the tax-exempt bonds for which the escrow account was established. Thus, the original bonds are now backed by U.S. Treasuries and are, therefore, deemed among the highest quality of all tax-exempt issues.

BENEFITS FOR ISSUERS: LOWER INTEREST RATES AND ADDED FLEXIBILITY...

When municipal bonds are escrowed, they are said to be "defeased." That means that the bonds are no longer governed by the original covenants and are no longer a direct obligation of the original issuer. The most common defeasance - "high-to-low" defeasance - is based on an economic rationale, in which an issuer seeks to take advantage of a significant decline in interest rates - much the same way homeowners refinance their mortgages. By refunding high-coupon bonds with lower-coupon debt, issuers are able to reduce their interest expenses and save taxpayers and ratepayers money.

A second, less common procedure is "low-to-high" defeasance - in which relatively low-coupon bonds are refunded with higher-coupon bonds. This refunding is generally based on a pressing political or structural need, done primarily to effect a change in bond covenants. This change may provide more flexibility for issuers by broadening a project's mandate or redefining revenue sources.

BENEFITS FOR INVESTORS: HIGHER QUALITY, SHORTER MATURITIES, ATTRACTIVE
COUPONS...

For investors, owning a bond that has been escrowed generally provides an immediate upgrade in quality - and often in price - because the bond is now backed by U.S. Treasuries. In addition, because these bonds are typically called at their earliest call date, they will have a shorter effective maturity and, therefore, less volatility. Finally, in most cases, the bond continues to pay an above-average coupon. These characteristics can represent distinct advantages for investors.

However compelling these benefits are, a portfolio manager still faces a key decision: whether to hold the bond with its attractive coupon and no credit risk
- or - to sell the bond at its increased market value and redeploy the increased purchasing power at current interest rates. The portfolio manager must factor in market conditions, the interest rate outlook, the availability of bonds in the marketplace and call provisions. If the escrowed bond's original call provisions have been waived, that will dramatically improve the bond's trading characteristics.

These decisions can have a profound effect upon performance. Moreover, the treatment of escrowed bonds is yet another area that demonstrates the value of professional management. We believe that familiarity with bond covenants, trading patterns and in-depth analysis can provide investors a major advantage in municipal bond investing.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             March 5, 2003

[SIDENOTE]

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

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EATON VANCE MUNICIPALS FUNDS as of January 31, 2003

MARKET RECAP

The U.S. economy continued to struggle throughout 2002. Weak demand and ongoing geopolitical concerns kept the financial markets on the defensive, weakened consumer sentiment and constrained capital spending. Consumer spending, which had been unusually robust through much of the year, finally showed signs of weakening at year-end. Businesses, meanwhile, remained reluctant to initiate capital spending campaigns, a trend that was especially evident in the telecom and technology sectors. These influences resulted in waning investor confidence and increased volatility in the financial markets.

HELPED BY LOW INTEREST RATES AND SALES INCENTIVES, THE AUTO AND HOUSING SECTORS KEPT THE WEAK ECONOMY AFLOAT...

For much of the year, record-low interest rates gave a major boost to consumer spending, which provided an underpinning for the broad economy. Low interest rates had a pronounced effect on the auto and housing sectors, helping to reduce inventories. However, by year-end, amid high personal debt levels and an increasing jobless rate, there were signs that U.S. consumers were beginning to tighten their belts, as evidenced by a disappointing holiday retail season.

AFTER STANDING PAT FOR MOST OF 2002, THE FEDERAL RESERVE AGAIN LOWERED INTEREST RATES IN NOVEMBER...

The nation's Gross Domestic Product followed a surprisingly strong 4.0% growth rate in the third quarter of 2002 with a tepid 0.7% rise in the fourth quarter. The nation's unemployment rate reached levels not seen in nearly a decade, as weak demand prompted businesses to announce widescale layoffs. Businesses - which had pared costs sharply to weather the recession - remained reticent to spend on expansion plans, a key to a full recovery. The Federal Reserve, which had kept rates unchanged though 2002 after 11 cuts in 2001, responded to the news of further weakness with another rate cut in November. That action reduced the Federal Funds rate - a key short-term interest rate barometer - to 1.25%, a 40-year low. Not surprisingly, the bond markets - whose prices move in the opposite direction of interest rates - greeted the news warmly. Ten-year Treasury bond yields, which had risen to 5.40% in March 2002 in response to modest signs of a recovery - fell back to 3.96% by January 31, in response to the news of an economic relapse. In that climate, the Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - registered a total return of 1.43% for the six months ended January 31, 2003.* Municipal bonds were among the top-performing asset classes in the past year, and were especially impressive relative to equity returns, which posted steep losses for the third consecutive year.

FACING REVENUE SHORTFALLS, MANY STATES ARE CONSIDERING TAX INCREASES...

We continue to believe that municipal bonds merit a place in a diversified investment portfolio. Amid the uncertain economic outlook, the prospect of a dramatic increase in interest rates remains remote. In addition, with states reporting revenue shortfalls as a result of the weak economy, many are faced with looming budget deficits. Because the overwhelming majority are legally obligated to balance their budgets, legislatures are faced with the unpleasant prospect of raising state taxes to achieve a balanced ledger. The potential for higher state taxes could make municipal bonds even more compelling for tax-conscious investors.

*It is not possible to invest directly in the Index.

[SIDENOTE]

[CHART]

MUNICIPAL BOND YIELDS EXCEED TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*      4.99%
TAXABLE EQUIVALENT YIELD IN 38.6% TAX BRACKET         8.13%
30-YEAR TREASURY BOND                                 4.84%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

* GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELDS. STATISTICS AS OF JANUARY 31, 2003.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ARIZONA MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Economic indicators for Arizona were mixed in 2002. While the state economy showed no signs of significant recovery, it was no longer declining by year-end. Weakness in Arizona's travel and tourism, a key industry for the state, was indicated by lowered hotel receipts and airline passengers from a year ago.

- Escrowed bonds, the Portfolio's largest sector weighting at January 31, 2003, provided an attractive income stream. These are issues that have been escrowed to maturity and prerefunded to their call dates. Backed by Treasury bonds, they are deemed by investors to be of the highest quality.

- Insured hospital bonds* constituted the Portfolio's second largest sector weighting at January 31, 2003. Management remained highly selective within the competitive sector with investments, diversifying among a range of facilities throughout the state. Management emphasized competitive, financially sound institutions possessing a strong market share in their communities.

- Management continued its efforts to improve the Portfolio's call protection. With the sharp decline in interest rates in recent years, many bonds in the market are now approaching call dates. Accordingly, call protection has merited close attention.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         58
- Average Maturity:                         17.7 years
- Average Rating:                           AA
- Average Call:                             7.2 years
- Average Dollar Price:                     $98.06

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.50% and 2.03%, respectively.(1) For Class A, this return resulted from a net asset value (NAV) per share of $9.73 on January 31, 2003, unchanged from July 31, 2002, and the reinvestment of $0.242 per share in tax-free income. (2) For Class B, this return resulted from a decrease in NAV to $10.82 from $10.83 during the same period, and the reinvestment of $0.229 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 4.93% for Class A and 4.21% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.45% and 7.22%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 4.04% and 3.50%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.93% and 6.00% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA             63.6%
AA              11.2%
A                7.6%
BBB              3.2%
CCC              0.3%
Non-Rated       14.1%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JANUARY 31, 2003

PERFORMANCE(6)                                       CLASS A  CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                              7.50%    6.68%
Five Years                                            4.00     3.22
Ten Years                                             N.A.     5.12
Life of Fund+                                         4.87     5.89
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                              2.44%    1.68%
Five Years                                            3.00     2.89
Ten Years                                             N.A.     5.12
Life of Fund+                                         4.31     5.89

+Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 41.69% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE COLORADO MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Colorado's economy showed signs of slowly emerging from recession, as it ended 2002 with four consecutive months of diminishing employment losses. Home prices were rising at year end, and the state's ski resorts were on track for a record-breaking 2002-2003 season. However, neither the service economy nor the manufacturing sector had demonstrated significant improvement by the end of January 2003.

- Representing 22.4% of the Portfolio's net assets as of January 31, 2003, insured transportation bonds* were a significant investment focus and included Denver Airport and the Colorado Public Highway Authority, as well as investments in insured transportation bonds* issued by Puerto Rico.

- As part of management's focus on credit quality, the Portfolio maintained a large investment in insured general obligations.* These bonds provided a measure of support in a weak economy, as well as added diversification among city and county issues.

- As interest rates declined sharply, management continued to adjust the Portfolio's average coupon rate, while maintaining its efforts to upgrade call protection. With low interest rates prompting refundings, call protection has become increasingly important for municipal investors.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         48
- Average Maturity:                         22.0 years
- Average Rating:                           AA+
- Average Call:                             8.4 years
- Average Dollar Price:                     $95.27

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.00% and 1.68%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share from $9.68 on July 31, 2002, to $9.63 on January 31, 2003, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share from $10.54 on July 31, 2002, to $10.49 on January 31, 2003, and the reinvestment of $0.226 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 4.98% for Class A and 4.27% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.50% and 7.29%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 4.45% and 3.91%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.60% and 6.68% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA            71.8%
AA              4.5%
A               9.2%
BBB             4.2%
Non-Rated      10.2%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JANUARY 31, 2003

PERFORMANCE(6)                             CLASS A      CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                    6.10%        5.47%
Five Years                                  4.40         3.64
Ten Years                                   N.A.         5.07
Life of Fund+                               4.90         5.35
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                    1.01%        0.47%
Five Years                                  3.39         3.31
Ten Years                                   N.A.         5.07
Life of Fund+                               4.35         5.35

+Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 41.44% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE CONNECTICUT MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Connecticut's economy remained sluggish in 2002, with companies reluctant to hire in an uncertain business environment. Manufacturing job losses, in particular, were a roadblock to an improving employment picture in the state. The lone bright spot was an increase in housing permits and an attendant rise in construction jobs in 2002.

- Management remained highly selective with respect to industrial development revenue bonds (IDRs), which accounted for 6.3% of the Portfolio's net assets at January 31, 2003. With a weak economy proving especially challenging for industrial companies, management closely monitored issuers for their revenue outlook and underlying fundamentals. IDRs held by the Portfolio included bonds issued to finance projects for Pfizer, Inc., and International Paper Co.

- In a weak economy, education and insured* education bonds played a significant role in the Portfolio. Investments included issues for some of the state's most celebrated academic institutions, including Greenwich Academy and Yale University.

- Management responded to the dramatic interest rate decline by adjusting the Portfolio's coupon structure. Management took advantage of strong retail demand in the bond market, boosted by investors' need to replace bonds that had been called.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         80
- Average Maturity:                         19.1 years
- Average Rating:                           AA
- Average Call:                             7.1 years
- Average Dollar Price:                     $104.32

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.33% and 1.96%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share from $10.75 on July 31, 2002, to $10.74 on January 31, 2003, and the
     reinvestment of $0.260 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share from $10.70 on July 31, 2002, to $10.69 on January 31, 2003, and the reinvestment of $0.218 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 4.80% for Class A and 4.05% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.23% and 6.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 3.67% and 3.10%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.29% and 5.31% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA          59.8%
AA           17.9%
A             5.5%
BBB          13.9%
Non-Rated     2.9%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JANUARY 31, 2003

PERFORMANCE(6)                            CLASS A  CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                   5.70%    4.92%
Five Years                                 4.99     4.18
Ten Years                                  N.A.     4.94
Life of Fund+                              6.19     5.37
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                   0.70%   -0.08%
Five Years                                 3.97     3.84
Ten Years                                  N.A.     4.94
Life of Fund+                              5.61     5.37

+Inception date: Class A: 4/19/94; Class B: 5/1/92


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 41.67% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The Michigan economy has registered modest growth in the past year, reflected by a decline in the state's November jobless rate to 5.7% from 6.1% a year ago. Manufacturers have managed to pare down excess inventories that have constrained the sector. However, despite low interest rates, commercial construction has remained weak.

- As part of management's focus on credit quality, the Portfolio maintained its largest investment percentage in insured general obligation bonds.* These bonds provided a measure of support in a weak economy, as well as added diversification among city and county issues.

- Insured* water and sewer bonds were the Portfolio's second largest sector weighting. As essential services, water and sewer revenues tend to be less affected by the level of economic activity than cyclical sectors. These issues have constituted a large segment of the state's tax-exempt issuance in recent years, as communities have addressed rapid population growth.

- Management adjusted the Portfolio's coupon structure to reflect the dramatic decline in interest rates. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         51
- Average Maturity:                         19.8 years
- Average Rating:                           AA
- Average Call:                             6.1 years
- Average Dollar Price:                     $97.96

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.62% and 2.22%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.60 on January 31, 2003, from $9.59 on July 31, 2002, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.72 on January 31, 2003, from $10.71 on July 31, 2002, and the reinvestment of $0.227 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 4.96% for Class A and 4.20% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.42% and 7.13%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 4.07% and 3.52%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.91% and 5.97% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA            64.0%
AA              0.3%
A              18.0%
BBB             8.3%
Non-Rated       9.4%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JANUARY 31, 2003

PERFORMANCE(6)                           CLASS A   CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                  6.20%     5.38%
Five Years                                4.64      3.85
Ten Years                                 N.A.      4.92
Life of Fund+                             4.74      5.67
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                  1.19%     0.38%
Five Years                                3.64      3.52
Ten Years                                 N.A.      4.92
Life of Fund+                             4.18      5.67

+Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 41.06% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MINNESOTA MUNICIPALS FUND as of January 31, 2003

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The diversity of Minnesota's industries afforded the state protection against the sluggish economy in which the rest of the nation was mired in 2002. At year end, the unemployment rate in Minnesota was a low 4.3%. The state was awarded top grades for 2002 by the Corporation for Enterprise Development, earning straight A's in business vitality, development capacity, and performance.

- Representing a combined 20.8% of the Portfolio's net assets at January 31, 2003, the electric utilities and insured electric utilities* sectors were a substantial investment for the Portfolio. These bonds helped finance the construction of electric infrastructure and included bonds issued by Minnesota's regional Municipal Power Agencies.

- Education bonds were another significant sector weighting for the Portfolio. In addition to colleges and universities, the Portfolio had an investment in a private secondary school issue. Private schools have generally enjoyed strong enrollment despite the economic downturn.

- As interest rates declined sharply, management continued to adjust the Portfolio's average coupon, while maintaining its efforts to upgrade call protection. With low interest rates prompting refundings, call protection has become increasingly important for municipal investors.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         52
- Average Maturity:                         21.7 years
- Average Rating:                           AA-
- Average Call:                             7.4 years
- Average Dollar Price:                     $96.84

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 1.81% and 1.30%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.23 on January 31, 2003, from $9.31 on July 31, 2002, and the reinvestment of $0.247 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.93 on January 31, 2003, from $10.03 on July 31, 2002, and the reinvestment of $0.229 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 5.31% for Class A and 4.58% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.38% and 8.09%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 4.32% and 3.78%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.64% and 6.68% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA              51.1%
AA               15.3%
A                12.4%
BBB               9.2%
Non-Rated        12.0%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JANUARY 31, 2003

PERFORMANCE(6)                 CLASS A   CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                        4.38%     3.48%
Five Years                      3.92      3.12
Ten Years                       N.A.      4.34
Life of Fund+                   4.42      4.92
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                       -0.54%    -1.46%
Five Years                      2.92      2.78
Ten Years                       N.A.      4.34
Life of Fund+                   3.87      4.92

+Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 43.42% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Economic activity in New Jersey has remained somewhat sluggish, with businesses slow to hire in an uncertain climate. One bright spot was in the construction sector, prompted by a brisk housing market and strong demand for industrial space. The state's December 2002 jobless rate was 5.6%, well above the levels of a year ago.

- The Portfolio remained selective with respect to economically sensitive sectors. Insured* transportation bonds were the Portfolio's largest sector weighting at January 31, 2003. Investments included the New Jersey Turnpike Authority and the Delaware River Port Authority, another well-regarded issuer.

- In a diversification-driven move, management added Tobacco Settlement Finance Corp. bonds. Backed by the state's share of receipts from the 46-state Tobacco Master Settlement Agreement, the bonds carry an A rating, and carry attractive 6.0% and 5.75% coupons.

- The Portfolio's new issues included one issued through Salem County Pollution Control Financing Authority for Public Service Electric & Gas. Recent trends have altered the climate for investor-owned utilities, necessitating especially intensive research by investors.

- Management continued its efforts to improve call protection. With the sharp decline in interest rates in recent years, many bonds in the market are now approaching call dates. Accordingly, call protection has merited close attention.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         95
- Average Maturity:                         28.0 years
- Average Rating:                           A+
- Average Call:                             10.1 years
- Average Dollar Price:                     $97.88

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.24% and 1.86%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.28 on January 31, 2003, from $10.32 on July 31, 2002, and the reinvestment of $0.270 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.74 on January 31, 2003, from $10.78 on July 31, 2002, and the reinvestment of $0.239 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2003, the distribution rates were 5.20% for Class A and 4.42% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.05% and 7.69%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2003, were 4.91% and 4.41%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.54% and 7.67% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA             42.5%
AA              16.3%
A               10.5%
BBB             11.5%
BB               1.1%
B                1.6%
Non-Rated       16.5%

+May not represent the Portfolio's current or future investments.

Fund Information
as of January 31, 2003

PERFORMANCE(6)                           CLASS A  CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                  6.48%    5.80%
Five Years                                4.68     3.92
Ten Years                                 N.A.     4.97
Life of Fund+                             6.03     5.86
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                  1.39%    0.80%
Five Years                                3.67     3.59
Ten Years                                 N.A.     4.97
Life of Fund+                             5.44     5.86

+Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND as of January 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Pennsylvania's economy struggled to show signs of a recovery, in line with the U.S. economy, in 2002. The unemployment rate was 6.1% as of December 2002, an increase from the previous year. However, job gains were noted at year-end; for November, service-producing industries and retail trade had posted increases, offsetting losses in manufacturing and construction.

- Insured general obligation bonds* (GOs), most of which were issued to benefit school districts throughout the state, represented the Portfolio's largest sector weighting at January 31, 2003. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. With the state and local communities reporting lower revenues, GOs provided quality and an added measure of security in a difficult economic climate.

- Insured water and sewer bonds* were a major investment for the Portfolio, including issues from Allegheny County Sanitation Authority, Harrisburg Authority Water Revenue, and Philadelphia Water and Wastewater.

- As interest rates declined, management continued to maintain its efforts to upgrade call protection. With low interest rates prompting refundings, call protection has become increasingly important for municipal investors.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

PORTFOLIO STATISTICS+

- Number of Issues:                         101
- Average Maturity:                         21.1 years
- Average Rating:                           AA-
- Average Call:                             6.8 years
- Average Dollar Price:                     $95.79

THE FUND

- During the six months ended January 31, 2003, the Fund's Class A and Class B shares had total returns of 2.43% and 2.06%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.83 on January 31, 2003, from $9.87 on July 31, 2002, and the reinvestment of $0.278 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.17 on January 31, 2003, from $10.21 on July 31, 2002, and the reinvestment of $0.250 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.62% for Class A and 4.87% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.42% and 8.16%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.64% and 4.12%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.77% and 6.90% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA               59.4%
A                  6.4%
BBB               14.9%
BB                 3.2%
B                  0.7%
Non-Rated         15.4%

+May not represent the Portfolio's current or future investments.

Fund Information
as of January 31, 2003

PERFORMANCE(6)                     CLASS A   CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                            6.16%     5.35%
Five Years                          3.99      3.18
Ten Years                           N.A.      4.55
Life of Fund+                       5.61      5.51
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                            1.10%     0.35%
Five Years                          2.99      2.85
Ten Years                           N.A.      4.55
Life of Fund+                       5.01      5.51

+Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume a maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $67,034,912    $35,778,394     $143,835,173     $66,544,569
   Unrealized appreciation        3,397,045        966,102        8,261,503       7,471,107
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $70,431,957    $36,744,496     $152,096,676     $74,015,676
--------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    52,433    $    26,750     $    165,164     $    30,870
--------------------------------------------------------------------------------------------
TOTAL ASSETS                    $70,484,390    $36,771,246     $152,261,840     $74,046,546
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $   153,905    $     2,391     $     76,107     $    93,579
Dividends payable                   148,694         77,124          324,380         144,774
Payable to affiliate for
   Trustees' fees                        15             --               --               3
Payable to affiliate for
   service fees                      11,951          6,236           25,951          12,662
Accrued expenses                     23,550         14,372           25,135          24,192
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   338,115    $   100,123     $    451,573     $   275,210
--------------------------------------------------------------------------------------------
NET ASSETS                      $70,146,275    $36,671,123     $151,810,267     $73,771,336
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                 $68,574,262    $36,543,177     $147,676,706     $69,198,495
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,916,418)      (766,352)      (3,976,986)     (2,956,312)
Accumulated undistributed
   (distributions in excess
   of) net investment income         91,386        (71,804)        (150,956)         58,046
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          3,397,045        966,102        8,261,503       7,471,107
--------------------------------------------------------------------------------------------
TOTAL                           $70,146,275    $36,671,123     $151,810,267     $73,771,336
--------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $ 8,315,781    $ 7,471,939     $ 23,915,337     $ 3,636,109
SHARES OUTSTANDING                  854,434        775,659        2,227,480         378,730
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.73    $      9.63     $      10.74     $      9.60
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.22    $     10.11     $      11.28     $     10.08
--------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $61,830,494    $29,199,184     $127,894,930     $70,135,227
SHARES OUTSTANDING                5,713,431      2,784,431       11,968,575       6,541,802
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.82    $     10.49     $      10.69     $     10.72
--------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $49,123,002     $254,613,065      $215,142,545
   Unrealized appreciation         1,590,517       12,302,351        10,547,524
----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $50,713,519     $266,915,416      $225,690,069
----------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $   167,698     $    195,140      $     68,380
----------------------------------------------------------------------------------
TOTAL ASSETS                     $50,881,217     $267,110,556      $225,758,449
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $     3,949     $    292,295      $    105,901
Dividends payable                    121,377          539,798           486,777
Payable to affiliate for
   Trustees' fees                         --               --                10
Payable to affiliate for
   service fees                        8,635           45,447            38,297
Accrued expenses                      16,077           45,410            53,642
----------------------------------------------------------------------------------
TOTAL LIABILITIES                $   150,038     $    922,950      $    684,627
----------------------------------------------------------------------------------
NET ASSETS                       $50,731,179     $266,187,606      $225,073,822
----------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------
Paid-in capital                  $52,982,983     $259,318,992      $235,186,641
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (3,893,744)      (6,422,818)      (20,947,462)
Accumulated undistributed net
   investment income                  51,423          989,081           287,119
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           1,590,517       12,302,351        10,547,524
----------------------------------------------------------------------------------
TOTAL                            $50,731,179     $266,187,606      $225,073,822
----------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------
NET ASSETS                       $ 8,476,248     $ 29,887,955      $ 15,543,900
SHARES OUTSTANDING                   918,639        2,906,121         1,581,577
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.23     $      10.28      $       9.83
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 95.25 of
      net asset value per
      share)                     $      9.69     $      10.79      $      10.32
----------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------
NET ASSETS                       $42,254,931     $236,299,651      $209,529,922
SHARES OUTSTANDING                 4,254,032       22,006,284        20,607,119
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.93     $      10.74      $      10.17
----------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $2,037,032    $1,035,544       $4,096,099      $ 2,201,333
Expenses allocated from
   Portfolio                       (157,149)      (65,255)        (359,923)        (174,926)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $1,879,883    $  970,289       $3,736,176      $ 2,026,407
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees' fees and expenses      $      907    $       93       $    1,864      $       855
Distribution and service fees
   Class A                            8,156         7,169           23,565            3,619
   Class B                          302,747       143,587          617,057          347,035
Legal and accounting services         8,410         8,559            8,847            8,411
Printing and postage                  1,000         2,455            5,456            1,973
Custodian fee                         5,179         3,670            9,592            5,424
Transfer and dividend
   disbursing agent fees             13,184         9,132           33,066           20,864
Registration fees                     5,532           834            2,876            4,633
Miscellaneous                         1,000           981              459              393
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                   $  346,115    $  176,480       $  702,782      $   393,207
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $1,533,768    $  793,809       $3,033,394      $ 1,633,200
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   99,733    $  455,348       $  283,788      $  (573,384)
   Financial futures contracts     (401,382)     (314,041)        (687,510)        (736,962)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)         $ (301,649)   $  141,307       $ (403,722)     $(1,310,346)
--------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $  178,088    $ (345,134)      $  116,033      $ 1,355,971
   Financial futures contracts       88,049        59,058          242,285           (2,778)
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $  266,137    $ (286,076)      $  358,318      $ 1,353,193
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                   $  (35,512)   $ (144,769)      $  (45,404)     $    42,847
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $1,498,256    $  649,040       $2,987,990      $ 1,676,047
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $1,469,702      $ 8,183,697       $ 7,130,984
Expenses allocated from Portfolio              (98,956)        (716,165)         (600,758)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $1,370,746      $ 7,467,532       $ 6,530,226
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees' fees and expenses                 $      863      $     1,864       $     1,853
Distribution and service fees
   Class A                                       7,795           29,525            15,669
   Class B                                     206,409        1,144,665         1,012,551
Legal and accounting services                    7,542            8,903             9,706
Printing and postage                             1,989            9,869            11,431
Custodian fee                                    4,565           13,248             1,000
Transfer and dividend disbursing agent
   fees                                         14,989           71,345            68,433
Registration fees                                1,227            1,840             2,702
Miscellaneous                                    1,133            1,970             2,118
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  246,512      $ 1,283,229       $ 1,125,463
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $1,124,234      $ 6,184,303       $ 5,404,763
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  234,160      $   944,999       $(6,804,016)
   Financial futures contracts                (670,537)      (2,431,597)       (1,204,146)
--------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $ (436,377)     $(1,486,598)      $(8,008,162)
--------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $   17,410      $   228,480       $ 6,886,344
   Financial futures contracts                  61,686           83,171           264,147
   Interest rate swap contracts                (47,079)              --                --
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $   32,017      $   311,651       $ 7,150,491
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $ (404,360)     $(1,174,947)      $  (857,671)
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  719,874      $ 5,009,356       $ 4,547,092
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,533,768    $   793,809     $  3,033,394     $ 1,633,200
   Net realized gain (loss)           (301,649)       141,307         (403,722)     (1,310,346)
   Net change in unrealized
      appreciation (depreciation)      266,137       (286,076)         358,318       1,353,193
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,498,256    $   649,040     $  2,987,990     $ 1,676,047
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (199,906)   $  (177,589)    $   (562,387)    $   (89,372)
      Class B                       (1,333,131)      (642,518)      (2,622,575)     (1,529,970)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,533,037)   $  (820,107)    $ (3,184,962)    $(1,619,342)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 1,615,468    $ 2,011,487     $  4,831,025     $   547,118
      Class B                        2,821,120        951,708        5,426,904       1,583,488
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           51,892         86,634          261,656          27,956
      Class B                          459,164        326,453        1,250,944         748,705
   Cost of shares redeemed
      Class A                         (681,912)      (968,830)      (3,591,475)       (245,662)
      Class B                       (4,543,824)    (2,059,555)      (6,957,390)     (5,361,933)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $  (278,092)   $   347,897     $  1,221,664     $(2,700,328)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $  (312,873)   $   176,830     $  1,024,692     $(2,643,623)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period             $70,459,148    $36,494,293     $150,785,575     $76,414,959
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $70,146,275    $36,671,123     $151,810,267     $73,771,336
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $    91,386    $   (71,804)    $   (150,956)    $    58,046
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 1,124,234     $  6,184,303      $  5,404,763
   Net realized loss                   (436,377)      (1,486,598)       (8,008,162)
   Net change in unrealized
      appreciation (depreciation)        32,017          311,651         7,150,491
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $   719,874     $  5,009,356      $  4,547,092
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (205,258)    $   (764,720)     $   (436,786)
      Class B                          (990,586)      (5,310,391)       (5,165,138)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(1,195,844)    $ (6,075,111)     $ (5,601,924)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 1,651,696     $  4,914,113      $  2,522,298
      Class B                         2,190,182        9,188,645         7,501,960
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           100,363          282,477           214,693
      Class B                           545,857        2,492,457         2,128,587
   Cost of shares redeemed
      Class A                          (571,077)      (2,898,145)       (2,002,964)
      Class B                        (4,190,017)     (14,131,537)      (10,996,920)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $  (272,996)    $   (151,990)     $   (632,346)
-------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $  (748,966)    $ (1,217,745)     $ (1,687,178)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period              $51,480,145     $267,405,351      $226,761,000
-------------------------------------------------------------------------------------
AT END OF PERIOD                    $50,731,179     $266,187,606      $225,073,822
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF PERIOD                    $    51,423     $    989,081      $    287,119
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  3,034,495   $ 1,310,352     $  5,953,843     $ 3,443,692
   Net realized gain (loss)            (114,047)       90,556           64,184        (311,116)
   Net change in unrealized
      appreciation (depreciation)       376,938       (50,055)          29,195         400,091
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $  3,297,386   $ 1,350,853     $  6,047,222     $ 3,532,667
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (280,952)  $  (181,035)    $   (869,699)    $  (196,632)
      Class B                        (2,715,567)   (1,131,965)      (5,139,165)     (3,164,707)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (2,996,519)  $(1,313,000)    $ (6,008,864)    $(3,361,339)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  2,993,003   $ 4,488,189     $ 11,699,658     $ 2,921,059
      Class B                         5,852,955     7,303,728       11,980,704       3,244,996
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                            68,530       103,991          411,407          84,682
      Class B                           966,138       556,768        2,406,826       1,489,830
   Cost of shares redeemed
      Class A                        (1,185,905)     (970,858)      (2,460,292)     (2,536,923)
      Class B                       (10,325,708)   (5,480,932)     (12,346,385)     (9,755,079)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ (1,630,987)  $ 6,000,886     $ 11,691,918     $(4,551,435)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $ (1,330,120)  $ 6,038,739     $ 11,730,276     $(4,380,107)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $ 71,789,268   $30,455,554     $139,055,299     $80,795,066
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 70,459,148   $36,494,293     $150,785,575     $76,414,959
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $     90,655   $   (45,506)    $        612     $    44,188
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,341,138     $ 12,411,100      $ 11,495,772
   Net realized gain (loss)             225,153          770,980        (2,602,378)
   Net change in unrealized
      appreciation (depreciation)      (851,650)      (1,784,994)        2,081,264
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 1,714,641     $ 11,397,086      $ 10,974,658
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (298,242)    $ (1,151,556)     $   (720,204)
      Class B                        (1,942,263)     (10,565,371)      (10,208,399)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,240,505)    $(11,716,927)     $(10,928,603)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 3,171,001     $ 10,269,699      $  5,404,026
      Class B                         4,300,055       20,164,591        14,755,816
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           136,864          369,429           379,549
      Class B                         1,039,780        4,929,684         4,101,952
   Cost of shares redeemed
      Class A                        (1,235,498)      (2,148,967)       (2,300,272)
      Class B                        (4,589,491)     (23,516,140)      (25,105,534)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $ 2,822,711     $ 10,068,296      $ (2,764,463)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $ 2,296,847     $  9,748,455      $ (2,718,408)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------
AT END OF YEAR                      $51,480,145     $267,405,351      $226,761,000
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $   123,033     $    879,889      $    484,280
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       ARIZONA FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.730              $ 9.680            $ 9.480        $ 9.850        $10.200        $10.090
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.243              $ 0.485            $ 0.529        $ 0.495        $ 0.504        $ 0.499
Net realized and unrealized
   gain (loss)                         (0.001)               0.045              0.163         (0.363)        (0.348)         0.126
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.242              $ 0.530            $ 0.692        $ 0.132        $ 0.156        $ 0.625
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.242)             $(0.480)           $(0.492)       $(0.502)       $(0.506)       $(0.515)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.242)             $(0.480)           $(0.492)       $(0.502)       $(0.506)       $(0.515)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.730              $ 9.730            $ 9.680        $ 9.480        $ 9.850        $10.200
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.50%                5.67%              7.46%          1.56%          1.48%          6.34%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,316              $ 7,342            $ 5,413        $ 5,064        $ 5,409        $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.73%(5)             0.78%              0.84%          0.89%          0.77%          0.78%
   Expenses after custodian
      fee reduction(4)                   0.73%(5)             0.78%              0.82%          0.88%          0.76%          0.76%
   Net investment income                 4.93%(5)             5.05%              5.50%          5.30%          4.90%          4.88%
Portfolio Turnover of the
   Portfolio                                1%                  27%                26%            25%            38%            23%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       ARIZONA FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.830              $10.770            $10.540        $10.950        $11.340        $11.220
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.229              $ 0.461            $ 0.494        $ 0.476        $ 0.472        $ 0.476
Net realized and unrealized
   gain (loss)                         (0.010)               0.054              0.203         (0.409)        (0.381)         0.134
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.219              $ 0.515            $ 0.697        $ 0.067        $ 0.091        $ 0.610
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.229)             $(0.455)           $(0.467)       $(0.477)       $(0.481)       $(0.490)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.229)             $(0.455)           $(0.467)       $(0.477)       $(0.481)       $(0.490)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.820              $10.830            $10.770        $10.540        $10.950        $11.340
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.03%                4.92%              6.73%          0.81%          0.74%          5.54%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $61,830              $63,117            $66,376        $68,378        $88,682        $99,293
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.49%(5)             1.53%              1.59%          1.63%          1.56%          1.57%
   Expenses after custodian
      fee reduction(4)                   1.49%(5)             1.53%              1.57%          1.62%          1.55%          1.55%
   Net investment income                 4.18%(5)             4.32%              4.62%          4.58%          4.16%          4.22%
Portfolio Turnover of the
   Portfolio                                1%                  27%                26%            25%            38%            23%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 COLORADO FUND -- CLASS A
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.680              $ 9.680          $ 9.160     $ 9.570     $ 9.950     $ 9.920
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.236              $ 0.481          $ 0.479     $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                         (0.044)              (0.001)(3)        0.535      (0.402)     (0.374)      0.038
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.192              $ 0.480          $ 1.014     $ 0.093     $ 0.133     $ 0.545
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.242)             $(0.480)         $(0.494)    $(0.503)    $(0.513)    $(0.515)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.242)             $(0.480)         $(0.494)    $(0.503)    $(0.513)    $(0.515)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.630              $ 9.680          $ 9.680     $ 9.160     $ 9.570     $ 9.950
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          2.00%                5.13%           11.35%       1.18%       1.27%       5.62%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 7,472              $ 6,379          $ 2,726     $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           0.71%(6)             0.80%            0.86%       0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(5)                   0.69%(6)             0.78%            0.82%       0.75%       0.59%       0.71%
   Net investment income                 4.84%(6)             5.01%            5.06%       5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                               12%                  18%              18%         14%         33%         18%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 COLORADO FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.540              $10.540          $ 9.970     $10.410     $10.820     $10.800
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.218              $ 0.447          $ 0.444     $ 0.468     $ 0.467     $ 0.478
Net realized and unrealized
   gain (loss)                         (0.042)               0.001            0.588      (0.440)     (0.401)      0.025
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.176              $ 0.448          $ 1.032     $ 0.028     $ 0.066     $ 0.503
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.226)             $(0.448)         $(0.462)    $(0.468)    $(0.476)    $(0.483)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.226)             $(0.448)         $(0.462)    $(0.468)    $(0.476)    $(0.483)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.490              $10.540          $10.540     $ 9.970     $10.410     $10.820
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.68%                4.37%           10.58%       0.45%       0.54%       4.74%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $29,199              $30,116          $27,730     $28,446     $35,703     $37,535
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.46%(5)             1.55%            1.62%       1.52%       1.46%       1.51%
   Expenses after custodian
      fee reduction(4)                   1.44%(5)             1.53%            1.58%       1.49%       1.42%       1.48%
   Net investment income                 4.10%(5)             4.28%            4.33%       4.75%       4.32%       4.40%
Portfolio Turnover of the
   Portfolio                               12%                  18%              18%         14%         33%         18%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CONNECTICUT FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000        1999        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.750              $10.750            $10.140      $10.460     $10.710       $10.640
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.251              $ 0.508            $ 0.518      $ 0.521     $ 0.539       $ 0.529
Net realized and unrealized
   gain (loss)                         (0.001)               0.007              0.601       (0.323)     (0.258)        0.091
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.250              $ 0.515            $ 1.119      $ 0.198     $ 0.281       $ 0.620
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.260)             $(0.515)           $(0.509)     $(0.518)    $(0.531)      $(0.550)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.260)             $(0.515)           $(0.509)     $(0.518)    $(0.531)      $(0.550)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.740              $10.750            $10.750      $10.140     $10.460       $10.710
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.33%                4.92%             11.30%        2.09%       2.60%         5.97%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $23,915              $22,436            $12,752      $ 8,851     $ 9,222       $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.75%(5)             0.82%              0.86%        0.82%       0.75%         0.76%
   Expenses after custodian
      fee reduction(4)                   0.75%(5)             0.80%              0.83%        0.80%       0.73%         0.75%
   Net investment income                 4.62%(5)             4.76%              4.95%        5.23%       4.89%         4.93%
Portfolio Turnover of the
   Portfolio                                9%                  22%                14%          20%         18%            7%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CONNECTICUT FUND -- CLASS B
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    --------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000         1999         1998(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.700             $ 10.700          $ 10.090      $ 10.400     $ 10.640      $ 10.570
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.207             $  0.429          $  0.440      $  0.439     $  0.440      $  0.438
Net realized and unrealized
   gain (loss)                          (0.001)               0.004             0.598        (0.321)      (0.243)        0.080
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.206             $  0.433          $  1.038      $  0.118     $  0.197      $  0.518
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.216)            $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.216)            $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.690             $ 10.700          $ 10.700      $ 10.090     $ 10.400      $ 10.640
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.96%                4.13%            10.48%         1.31%        1.84%         4.99%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $127,895             $128,349          $126,304      $123,978     $149,024      $159,125
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.50%(5)             1.57%             1.60%         1.60%        1.56%         1.59%
   Expenses after custodian
      fee reduction(4)                    1.50%(5)             1.55%             1.57%         1.58%        1.54%         1.58%
   Net investment income                  3.83%(5)             4.03%             4.24%         4.46%        4.11%         4.14%
Portfolio Turnover of the
   Portfolio                                 9%                  22%               14%           20%          18%            7%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       MICHIGAN FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.590              $ 9.570            $ 9.040        $ 9.430        $ 9.820        $ 9.750
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.241              $ 0.486            $ 0.479        $ 0.480        $ 0.471        $ 0.474
Net realized and unrealized
   gain (loss)                          0.009                0.010              0.526         (0.356)        (0.385)         0.092
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.250              $ 0.496            $ 1.005        $ 0.124        $ 0.086        $ 0.566
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.240)             $(0.476)           $(0.475)       $(0.471)       $(0.461)       $(0.496)
From net realized gain                     --                   --                 --         (0.043)        (0.015)            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.240)             $(0.476)           $(0.475)       $(0.514)       $(0.476)       $(0.496)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.600              $ 9.590            $ 9.570        $ 9.040        $ 9.430        $ 9.820
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.62%                5.34%             11.37%          1.55%          0.81%          5.95%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,636              $ 3,308            $ 2,838        $ 2,701        $ 1,737        $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.77%(5)             0.80%              0.86%          0.81%          0.80%          0.83%
   Expenses after custodian
      fee reduction(4)                   0.77%(5)             0.80%              0.85%          0.81%          0.79%          0.81%
   Net investment income                 4.96%(5)             5.11%              5.12%          5.40%          4.81%          4.85%
Portfolio Turnover of the
   Portfolio                                8%                   7%                 8%            30%            31%            26%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       MICHIGAN FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.710              $10.690            $10.090        $10.520       $ 10.950       $ 10.870
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.229              $ 0.461            $ 0.457        $ 0.459       $  0.440       $  0.448
Net realized and unrealized
   gain (loss)                          0.008                0.009              0.592         (0.401)        (0.420)         0.097
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.237              $ 0.470            $ 1.049        $ 0.058       $  0.020       $  0.545
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.227)             $(0.450)           $(0.449)       $(0.445)      $ (0.435)      $ (0.465)
From net realized gain                     --                   --                 --         (0.043)        (0.015)            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.227)             $(0.450)           $(0.449)       $(0.488)      $ (0.450)      $ (0.465)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.720              $10.710            $10.690        $10.090       $ 10.520       $ 10.950
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.22%                4.50%             10.59%          0.75%          0.11%          5.11%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $70,135              $73,107            $77,957        $82,580       $107,357       $128,216
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.52%(5)             1.55%              1.60%          1.60%          1.58%          1.59%
   Expenses after custodian
      fee reduction(4)                   1.52%(5)             1.55%              1.59%          1.60%          1.57%          1.57%
   Net investment income                 4.23%(5)             4.34%              4.38%          4.61%          4.03%          4.12%
Portfolio Turnover of the
   Portfolio                                8%                   7%                 8%            30%            31%            26%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   MINNESOTA FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001        2000        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.310              $ 9.410          $ 9.070     $ 9.460       $ 9.820        $ 9.770
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.233              $ 0.504          $ 0.488     $ 0.491       $ 0.490        $ 0.492
Net realized and unrealized
   gain (loss)                         (0.066)              (0.118)           0.336      (0.395)       (0.351)         0.073
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.167              $ 0.386          $ 0.824     $ 0.096       $ 0.139        $ 0.565
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.247)             $(0.486)         $(0.484)    $(0.486)      $(0.499)       $(0.515)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.247)             $(0.486)         $(0.484)    $(0.486)      $(0.499)       $(0.515)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.230              $ 9.310          $ 9.410     $ 9.070       $ 9.460        $ 9.820
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.81%                4.22%            9.29%       1.21%         1.34%          5.94%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,476              $ 7,370          $ 5,364     $ 5,079       $ 4,822        $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.73%(5)             0.77%            0.87%       0.79%         0.73%          0.73%
   Expenses after custodian
      fee reduction(4)                   0.71%(5)             0.75%            0.82%       0.77%         0.71%          0.71%
   Net investment income                 4.99%(5)             5.41%            5.26%       5.48%         4.97%          5.03%
Portfolio Turnover of the
   Portfolio                               11%                  26%              17%         12%           19%            23%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   MINNESOTA FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001        2000        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.030              $10.130          $ 9.770     $10.170       $10.540        $10.490
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.216              $ 0.470          $ 0.451     $ 0.453       $ 0.446        $ 0.439
Net realized and unrealized
   gain (loss)                         (0.087)              (0.121)           0.352      (0.418)       (0.369)         0.073
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.129              $ 0.349          $ 0.803     $ 0.035       $ 0.077        $ 0.512
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.229)             $(0.449)         $(0.443)    $(0.435)      $(0.447)       $(0.462)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.229)             $(0.449)         $(0.443)    $(0.435)      $(0.447)       $(0.462)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.930              $10.030          $10.130     $ 9.770       $10.170        $10.540
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.30%                3.52%            8.36%       0.52%         0.65%          4.99%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $42,255              $44,110          $43,819     $43,660       $55,355        $62,899
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.48%(5)             1.52%            1.62%       1.55%         1.55%          1.58%
   Expenses after custodian
      fee reduction(4)                   1.46%(5)             1.50%            1.57%       1.53%         1.53%          1.56%
   Net investment income                 4.28%(5)             4.68%            4.52%       4.74%         4.21%          4.19%
Portfolio Turnover of the
   Portfolio                               11%                  26%              17%         12%           19%            23%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      NEW JERSEY FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.320              $10.340            $ 9.760        $10.190        $10.590        $10.530
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.273              $ 0.558            $ 0.542        $ 0.543        $ 0.548        $ 0.558
Net realized and unrealized
   gain (loss)                         (0.043)              (0.043)             0.572         (0.430)        (0.394)         0.082
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.230              $ 0.515            $ 1.114        $ 0.113        $ 0.154        $ 0.640
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.270)             $(0.535)           $(0.534)       $(0.543)       $(0.554)       $(0.580)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.270)             $(0.535)           $(0.534)       $(0.543)       $(0.554)       $(0.580)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.280              $10.320            $10.340        $ 9.760        $10.190        $10.590
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.24%                5.16%             11.71%          1.34%          1.39%          6.24%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $29,888              $27,736            $19,212        $14,690        $18,897        $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.81%(5)             0.83%              0.88%          0.83%          0.73%          0.77%
   Expenses after custodian
      fee reduction(4)                   0.81%(5)             0.83%              0.87%          0.83%          0.72%          0.75%
   Net investment income                 5.24%(5)             5.46%              5.39%          5.64%          5.14%          5.25%
Portfolio Turnover of the
   Portfolio                                5%                  26%                20%            26%            32%            14%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      NEW JERSEY FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.780             $ 10.790          $ 10.180       $ 10.610       $ 11.020       $ 10.940
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.244             $  0.504          $  0.494       $  0.489       $  0.481       $  0.491
Net realized and unrealized
   gain (loss)                          (0.045)              (0.039)            0.590         (0.443)        (0.409)         0.089
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.199             $  0.465          $  1.084       $  0.046       $  0.072       $  0.580
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)            $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)            $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.740             $ 10.780          $ 10.790       $ 10.180       $ 10.610       $ 11.020
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.86%                4.43%            10.88%          0.63%          0.59%          5.41%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $236,300             $239,669          $238,445       $233,230       $289,219       $316,155
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.56%(5)             1.58%             1.63%          1.60%          1.57%          1.61%
   Expenses after custodian
      fee reduction(4)                    1.56%(5)             1.58%             1.62%          1.60%          1.56%          1.59%
   Net investment income                  4.49%(5)             4.72%             4.71%          4.88%          4.37%          4.48%
Portfolio Turnover of the
   Portfolio                                 5%                  26%               20%            26%            32%            14%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   PENNSYLVANIA FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.870              $ 9.870            $ 9.480        $ 9.990        $10.400      $10.550
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.269              $ 0.565            $ 0.548        $ 0.534        $ 0.546      $ 0.578
Net realized and unrealized
   gain (loss)                         (0.031)              (0.021)             0.381         (0.492)        (0.393)      (0.143)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.238              $ 0.544            $ 0.929        $ 0.042        $ 0.153      $ 0.435
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.278)             $(0.544)           $(0.539)       $(0.552)       $(0.563)     $(0.585)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.278)             $(0.544)           $(0.539)       $(0.552)       $(0.563)     $(0.585)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.830              $ 9.870            $ 9.870        $ 9.480        $ 9.990      $10.400
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.43%                5.66%             10.05%          0.58%          1.42%        4.17%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $15,544              $14,896            $11,411        $ 9,302        $10,652      $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.81%(5)             0.87%              0.89%          0.90%          0.75%        0.74%
   Expenses after custodian
      fee reduction(4)                   0.81%(5)             0.85%              0.85%          0.90%          0.71%        0.70%
   Net investment income                 5.40%(5)             5.74%              5.65%          5.63%          5.29%        5.40%
Portfolio Turnover of the
   Portfolio                               13%                  15%                15%            18%            27%          13%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    PENNSYLVANIA FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.210             $ 10.210          $  9.800       $ 10.310       $ 10.730      $ 10.900
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.241             $  0.510          $  0.492       $  0.477       $  0.477      $  0.506
Net realized and unrealized
   gain (loss)                          (0.031)              (0.026)            0.392         (0.508)        (0.404)       (0.156)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.210             $  0.484          $  0.884       $ (0.031)      $  0.073      $  0.350
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.250)            $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.250)            $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.170             $ 10.210          $ 10.210       $  9.800       $ 10.310      $ 10.730
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.06%                4.83%             9.21%         (0.15)%         0.64%         3.23%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $209,530             $211,865          $218,068       $227,779       $303,150      $349,593
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.56%(5)             1.62%             1.65%          1.66%          1.58%         1.59%
   Expenses after custodian
      fee reduction(4)                    1.56%(5)             1.60%             1.61%          1.66%          1.54%         1.55%
   Net investment income                  4.67%(5)             5.00%             4.90%          4.86%          4.47%         4.63%
Portfolio Turnover of the
   Portfolio                                13%                  15%               15%            18%            27%           13%
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund). The Funds offer two classes of shares:
   Class A and Class B. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2003 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2002, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona                                   $  536,449  July 31, 2010
                                                 589,819  July 31, 2009
                                                 177,375  July 31, 2008
                                                 431,585  July 31, 2004
    Colorado                                     146,689  July 31, 2010
                                                 145,382  July 31, 2009
                                                 668,429  July 31, 2004
    Connecticut                                  242,814  July 31, 2008
                                                  91,011  July 31, 2005
                                               3,296,913  July 31, 2004
    Michigan                                     226,944  July 31, 2010
                                               1,413,569  July 31, 2008
    Minnesota                                    214,916  July 31, 2010
                                                 128,212  July 31, 2009
                                                 340,808  July 31, 2008
                                                 329,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey                                 1,190,382  July 31, 2009
                                                  23,676  July 31, 2005
                                               4,843,800  July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Pennsylvania                              $1,301,218  July 31, 2010
                                                 933,369  July 31, 2009
                                               1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2002, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund and Pennsylvania Fund had net capital losses of $88,926, $125,106, $377,907, $293,361, and $2,032,619, respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2003.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   January 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                          ARIZONA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 162,745           311,944
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            6,366             7,158
    Redemptions                                           (68,930)         (123,863)
    -------------------------------------------------------------------------------
    NET INCREASE                                          100,181           195,239
    -------------------------------------------------------------------------------

                                                          ARIZONA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 258,465           548,913
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           42,148            90,610
    Redemptions                                          (417,367)         (973,003)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (116,754)         (333,480)
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                          COLORADO FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 208,692           467,977
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            8,951            10,858
    Redemptions                                          (101,224)         (101,095)
    -------------------------------------------------------------------------------
    NET INCREASE                                          116,419           377,740
    -------------------------------------------------------------------------------

                                                          COLORADO FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                  90,134           698,833
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           30,897            53,292
    Redemptions                                          (194,851)         (523,870)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               (73,820)          228,255
    -------------------------------------------------------------------------------

                                                        CONNECTICUT FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 448,654         1,092,362
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           24,233            38,575
    Redemptions                                          (332,657)         (230,156)
    -------------------------------------------------------------------------------
    NET INCREASE                                          140,230           900,781
    -------------------------------------------------------------------------------

                                                        CONNECTICUT FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 505,520         1,125,561
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          116,499           226,233
    Redemptions                                          (649,784)       (1,160,655)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               (27,765)          191,139
    -------------------------------------------------------------------------------

                                                          MICHIGAN FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                  56,486           307,766
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            2,899             8,903
    Redemptions                                           (25,489)         (268,405)
    -------------------------------------------------------------------------------
    NET INCREASE                                           33,896            48,264
    -------------------------------------------------------------------------------

                                                          MICHIGAN FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 146,835           304,989
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           69,546           140,173
    Redemptions                                          (499,163)         (916,363)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (282,782)         (471,201)
    -------------------------------------------------------------------------------

                                                         MINNESOTA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 177,791           339,744
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           10,802            14,676
    Redemptions                                           (61,389)         (132,970)
    -------------------------------------------------------------------------------
    NET INCREASE                                          127,204           221,450
    -------------------------------------------------------------------------------

                                                         MINNESOTA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 219,150           428,161
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           54,561           103,498
    Redemptions                                          (419,355)         (456,757)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (145,644)           74,902
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                         NEW JERSEY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 474,350         1,004,326
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           27,355            36,180
    Redemptions                                          (282,207)         (211,555)
    -------------------------------------------------------------------------------
    NET INCREASE                                          219,498           828,951
    -------------------------------------------------------------------------------

                                                         NEW JERSEY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 851,035         1,886,849
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          230,754           461,843
    Redemptions                                        (1,312,968)       (2,205,294)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (231,179)          143,398
    -------------------------------------------------------------------------------

                                                        PENNSYLVANIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 254,693           548,535
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           21,725            38,523
    Redemptions                                          (203,665)         (234,435)
    -------------------------------------------------------------------------------
    NET INCREASE                                           72,753           352,623
    -------------------------------------------------------------------------------

                                                        PENNSYLVANIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                 732,926         1,446,114
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          208,185           402,393
    Redemptions                                        (1,075,776)       (2,466,330)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (134,665)         (617,823)
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2003, no significant amounts have been earned. The Funds were informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,671, $1,424, $6,658, $955, $3,484, $8,009 and $4,733
   as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for the six months ended January 31, 2003.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the six months ended
   January 31, 2003, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $239,011, $113,358, $487,150, $273,975,
   $162,954, $903,683 and $799,382, respectively, to EVD, representing 0.75%
   (annualized) of each Fund's Class B average daily net assets. At January 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Pennsylvania Fund were approximately $1,494,000, $1,203,000, $2,469,000, $671,000, $1,019,000, $3,005,000 and $3,272,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2003, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $8,156, $7,169, $23,565, $3,619, $7,795, $29,525 and $15,669, respectively, for Class A shares, and $63,736, $30,229, $129,907, $73,060, $43,455, $240,982 and $213,169,
   respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $24,000, $15,000, $41,000, $12,000, $33,000, $79,000
   and $41,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2003 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 4,424,436
    Decreases                                   6,445,410

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 3,087,447
    Decreases                                   3,670,956

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $10,178,556
    Decreases                                  12,909,411

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 2,175,189
    Decreases                                   6,911,039

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 3,695,620
    Decreases                                   5,555,770

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $14,414,957
    Decreases                                  21,558,078

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $10,236,317
    Decreases                                  17,397,505

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,000        Arizona School Facility Board, (State
                   School Improvements), 5.00%, 7/1/19       $ 1,040,720
        500        Glendale IDA, (Midwestern University),
                   5.75%, 5/15/21                                526,600
------------------------------------------------------------------------
                                                             $ 1,567,320
------------------------------------------------------------------------
Electric Utilities -- 5.7%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Public Service
                   Co. of New Mexico), 6.375%, 8/15/23       $ 1,004,600
        700        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           650,524
      1,000        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/31               1,008,910
      1,000        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/23               1,017,570
        347        Salt River, Agriculture Improvements and
                   Power District, Variable Rate,
                   1/1/25(1)(2)                                  347,038
------------------------------------------------------------------------
                                                             $ 4,028,642
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.9%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,144,060
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,597,037
      1,000        Maricopa County, IDA, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              1,269,470
      7,500        Maricopa County, Single Family, Escrowed
                   to Maturity, 0.00%, 2/1/16                  4,084,350
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,843,385
------------------------------------------------------------------------
                                                             $11,938,302
------------------------------------------------------------------------
General Obligations -- 3.1%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   546,052
      1,500        Tucson, 5.375%, 7/1/21                      1,650,180
------------------------------------------------------------------------
                                                             $ 2,196,232
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.0%
------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   926,270
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               462,090
------------------------------------------------------------------------
                                                             $ 1,388,360
------------------------------------------------------------------------
Hospital -- 4.2%
------------------------------------------------------------------------
     $  750        Arizona Health Facilities Authority,
                   (John C. Lincoln Health Network),
                   5.75%, 12/1/32                            $   699,975
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,059        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12(3)                         $   264,717
      1,171        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                              292,829
      1,000        Scottsdale, IDA, (Scottsdale
                   Healthcare), 5.70%, 12/1/21                 1,011,240
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      680,510
------------------------------------------------------------------------
                                                             $ 2,949,271
------------------------------------------------------------------------
Housing -- 5.5%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 1,039,790
        865        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                801,051
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,021,550
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,017,000
------------------------------------------------------------------------
                                                             $ 3,879,391
------------------------------------------------------------------------
Industrial Development Revenue -- 1.8%
------------------------------------------------------------------------
     $1,000        Casa Grande, (Frito Lay, Inc.),
                   6.60%, 12/1/10                            $ 1,047,400
        650        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         234,202
------------------------------------------------------------------------
                                                             $ 1,281,602
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.0%
------------------------------------------------------------------------
     $1,005        Pima County, IDA, (Tucson Electric Power
                   Co.), (FSA), 7.25%, 7/15/10               $ 1,060,124
        670        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(4)           753,837
        400        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(4)           572,668
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                      1,117,210
------------------------------------------------------------------------
                                                             $ 3,503,839
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,000        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                             $ 1,019,530
        500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                514,505
        500        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(4)                                  565,750
------------------------------------------------------------------------
                                                             $ 2,099,785
------------------------------------------------------------------------
Insured-Hospital -- 16.9%
------------------------------------------------------------------------
     $1,195        Arizona Health Facilities Authority,
                   (Arizona Healthcare Systems), (FGIC),
                   5.50%, 6/1/15                             $ 1,334,110

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                   $   969,240
      2,000        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37(5)      2,021,060
      1,000        Mesa IDA, (Discovery Health System),
                   (MBIA), 5.625%, 1/1/29                      1,058,820
      1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12          1,104,270
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,107,760
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,537,590
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,741,980
      1,000        Yuma, IDA, (Yuma Regional Medical
                   Center), (FSA), 5.00%, 8/1/31               1,002,630
------------------------------------------------------------------------
                                                             $11,877,460
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
     $  315        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.125%, 6/1/24                   $   336,637
------------------------------------------------------------------------
                                                             $   336,637
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.7%
------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $ 1,471,512
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)        1,034,060
        815        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                         784,063
------------------------------------------------------------------------
                                                             $ 3,289,635
------------------------------------------------------------------------
Insured-Transportation -- 9.1%
------------------------------------------------------------------------
     $3,000        Phoenix Civic Improvements Corp.,
                   Airport Revenue, (FGIC), (AMT),
                   5.25%, 7/1/27                             $ 3,043,260
      1,650        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36            1,803,269
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,555,890
------------------------------------------------------------------------
                                                             $ 6,402,419
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.2%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,243,295
      1,000        Phoenix Civic Improvements Corp., Water
                   System Revenue, (FGIC), 5.00%, 7/1/22       1,017,620
------------------------------------------------------------------------
                                                             $ 2,260,915
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 8.3%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,177,820
      2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08                2,066,200
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,616,880
------------------------------------------------------------------------
                                                             $ 5,860,900
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(6)                         $ 1,394,802
------------------------------------------------------------------------
                                                             $ 1,394,802
------------------------------------------------------------------------
Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,141,710
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater System, 4.75%, 7/1/23            1,481,595
------------------------------------------------------------------------
                                                             $ 2,623,305
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $65,376,087)                             $68,878,817
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $ 1,553,167
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $70,431,984
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 45.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 14.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 5.6%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities Authority, (Alexander Dawson
                   School), 5.30%, 2/15/29                   $ 1,014,550
      1,000        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,032,970
------------------------------------------------------------------------
                                                             $ 2,047,520
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.0%
------------------------------------------------------------------------
     $3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $ 1,106,490
      1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   Prerefunded to 12/1/04, 6.30%, 12/1/12      1,110,740
------------------------------------------------------------------------
                                                             $ 2,217,230
------------------------------------------------------------------------
Hospital -- 11.5%
------------------------------------------------------------------------
     $  350        Aspen Valley, Hospital District,
                   6.80%, 10/15/24                           $   373,835
      1,150        Colorado Health Facilities Authority,
                   (Catholic Health Initiatives),
                   5.25%, 9/1/21                               1,163,018
        750        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                763,260
        500        Colorado Health Facilities Authority,
                   (Portercare Adventist Health),
                   6.50%, 11/15/31                               536,265
        265        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/13                                271,622
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                388,948
        715        University of Colorado Hospital
                   Authority, 5.60%, 11/15/25                    716,158
------------------------------------------------------------------------
                                                             $ 4,213,106
------------------------------------------------------------------------
Housing -- 8.2%
------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   517,455
         80        Colorado HFA, Single Family,
                   8.00%, 12/1/24                                 81,202
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                1,042,220
        365        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   340,465
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,043,600
------------------------------------------------------------------------
                                                             $ 3,024,942
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 3.1%
------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   250,000
        750        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     761,400
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               144,995
------------------------------------------------------------------------
                                                             $ 1,156,395
------------------------------------------------------------------------
Insured-Education -- 7.6%
------------------------------------------------------------------------
     $  760        Colorado Educational and Cultural
                   Facilities Authority, (Student Housing
                   Foundation/University of Colorado),
                   (AMBAC), 5.00%, 7/1/27                    $   767,646
      1,000        University of Colorado, (FGIC),
                   5.00%, 6/1/27                               1,010,110
      1,000        University of Northern Colorado,
                   (AMBAC), 5.00%, 6/1/31                      1,005,690
------------------------------------------------------------------------
                                                             $ 2,783,446
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.8%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   311,115
------------------------------------------------------------------------
                                                             $   311,115
------------------------------------------------------------------------
Insured-General Obligations -- 10.4%
------------------------------------------------------------------------
     $  500        Arapahoe County, School District #6,
                   (FGIC), 5.00%, 12/1/22                    $   510,290
      1,000        Arapahoe County, Water and Wastewater,
                   Public Improvements District, (MBIA),
                   5.125%, 12/1/32                             1,016,460
      1,000        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                  1,014,560
      1,000        Pueblo County, School District #70,
                   (FGIC), 5.00%, 12/1/19                      1,068,910
        200        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  226,300
------------------------------------------------------------------------
                                                             $ 3,836,520
------------------------------------------------------------------------
Insured-Housing -- 2.9%
------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty Multifamily, (FSA),
                   7.10%, 1/1/30                             $ 1,051,170
------------------------------------------------------------------------
                                                             $ 1,051,170
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                    $   563,815
        250        Thornton, (AMBAC), 5.375%, 12/1/22            264,867
------------------------------------------------------------------------
                                                             $   828,682
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
------------------------------------------------------------------------
     $  255        Larimer County, Sales and Use Tax
                   Revenue, (Fairgrounds & Events Center),
                   (MBIA), 5.00%, 12/15/19                   $   265,575
------------------------------------------------------------------------
                                                             $   265,575
------------------------------------------------------------------------
Insured-Transportation -- 22.4%
------------------------------------------------------------------------
     $1,500        Denver, Airport, (FSA), (AMT),
                   5.00%, 11/15/25                           $ 1,476,825
      3,500        E-470 Colorado Public Highway Authority,
                   (MBIA), 0.00%, 9/1/16                       1,820,630
      2,000        Northwest Parkway Public Highway
                   Authority, (FSA), 5.25%, 6/15/41            2,044,020
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,542,146
        250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              256,090
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36(4)         1,092,890
------------------------------------------------------------------------
                                                             $ 8,232,601
------------------------------------------------------------------------
Nursing Home -- 0.9%
------------------------------------------------------------------------
     $  400        Colorado Health Facilities Authority,
                   (Volunteers of America), 5.875%, 7/1/28   $   328,584
------------------------------------------------------------------------
                                                             $   328,584
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  425        Logan County, Industrial Development,
                   (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                           $   385,581
------------------------------------------------------------------------
                                                             $   385,581
------------------------------------------------------------------------
Special Tax Revenue -- 10.3%
------------------------------------------------------------------------
     $  400        Bachelor Gulch, Metropolitan District,
                   6.70%, 11/15/19                           $   423,160
        360        Bell Mountain Ranch, Metropolitan
                   District, 6.625%, 11/15/25                    368,827
        400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                      394,812
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  500        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                  $   535,970
      1,000        Sand Creek, Metropolitan District,
                   5.00%, 12/1/31                              1,002,840
      1,000        Sand Creek, Metropolitan District,
                   5.375%, 12/1/27                             1,047,810
------------------------------------------------------------------------
                                                             $ 3,773,419
------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   500,020
------------------------------------------------------------------------
                                                             $   500,020
------------------------------------------------------------------------
Water and Sewer -- 2.8%
------------------------------------------------------------------------
     $1,000        Colorado Water Resources, Power
                   Development Authority, 5.00%, 9/1/21      $ 1,025,570
------------------------------------------------------------------------
                                                             $ 1,025,570
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $34,913,193)                             $35,981,476
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   763,040
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $36,744,516
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 51.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.5% to 14.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 9.0%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Loomis Chaffee
                   School), 5.25%, 7/1/31                    $  1,024,210
      1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                                1,684,966
      2,500        Connecticut HEFA, (University of
                   Hartford), 5.25%, 7/1/32                     2,555,950
      2,000        Connecticut HEFA, (Yale University),
                   5.00%, 7/1/42                                2,011,860
      4,350        Connecticut HEFA, (Yale University),
                   5.125%, 7/1/27                               4,457,749
      1,350        University of Connecticut,
                   5.00%, 5/15/23                               1,380,618
        545        University of Connecticut,
                   5.375%, 4/1/18                                 593,058
-------------------------------------------------------------------------
                                                             $ 13,708,411
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
     $2,000        Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                             $  2,094,860
      1,500        Connecticut Development Authority,
                   (Connecticut Light and Power), (AMT),
                   5.95%, 9/1/28                                1,563,360
        800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(2)                                   873,472
-------------------------------------------------------------------------
                                                             $  4,531,692
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.2%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), Prerefunded to 7/1/04,
                   6.80%, 7/1/15                             $  1,088,470
      2,000        Connecticut HEFA, (NHP), (Windsor),
                   Prerefunded to 11/1/04, 7.125%, 11/1/14      2,240,940
      3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23         3,224,310
      1,450        Connecticut, (FSA), Prerefunded to
                   4/15/10, 6.00%, 4/15/16                      1,713,276
      1,100        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                     1,220,010
-------------------------------------------------------------------------
                                                             $  9,487,006
-------------------------------------------------------------------------
General Obligations -- 3.8%
-------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,395,205
      1,270        Danbury, 4.50%, 2/1/14                       1,327,798
      1,065        Puerto Rico, 0.00%, 7/1/15                     615,868
        400        Redding, 5.50%, 10/15/18                       454,128
        650        Redding, 5.625%, 10/15/19                      744,705
        535        Wilton, 5.25%, 7/15/18                         594,187
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
     $  535        Wilton, 5.25%, 7/15/19                    $    592,154
-------------------------------------------------------------------------
                                                             $  5,724,045
-------------------------------------------------------------------------
Hospital -- 2.5%
-------------------------------------------------------------------------
     $4,000        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  3,848,840
-------------------------------------------------------------------------
                                                             $  3,848,840
-------------------------------------------------------------------------
Housing -- 0.6%
-------------------------------------------------------------------------
     $  850        Connecticut HFA, Housing Mortgage
                   Finance Program, (AMT), 5.45%, 5/15/32    $    868,581
-------------------------------------------------------------------------
                                                             $    868,581
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.3%
-------------------------------------------------------------------------
     $1,000        Connecticut Development Authority,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,028,950
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       2,919,964
      4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                                4,165,875
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                 57,998
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                145,000
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,309,176
-------------------------------------------------------------------------
                                                             $  9,626,963
-------------------------------------------------------------------------
Insured-Education -- 13.6%
-------------------------------------------------------------------------
     $3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  3,017,550
      1,550        Connecticut HEFA, (Connecticut College),
                   (MBIA), 5.00%, 7/1/32                        1,575,110
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           2,028,620
      2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25           2,600,200
      1,000        Connecticut HEFA, (Greenwich Academy),
                   (FSA), 5.00%, 3/1/32                         1,018,450
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,946,428
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,457,669

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $3,000        University of Connecticut, (MBIA),
                   4.75%, 11/15/24                           $  3,006,570
-------------------------------------------------------------------------
                                                             $ 20,650,597
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.2%
-------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  4,011,000
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)          1,431,670
        830        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                   933,858
-------------------------------------------------------------------------
                                                             $  6,376,528
-------------------------------------------------------------------------
Insured-General Obligations -- 10.0%
-------------------------------------------------------------------------
     $3,870        Bridgeport, (FGIC), 4.75%, 8/15/21        $  3,925,573
      2,305        Bridgeport, (FGIC), 5.375%, 8/15/19          2,477,552
      1,000        New Britain, (MBIA), 6.00%, 3/1/12           1,176,200
      3,500        New Haven, (FGIC), 5.00%, 11/1/18            3,713,535
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                   396,025
      3,500        Suffield, (MBIA), 4.75%, 6/15/21             3,556,630
-------------------------------------------------------------------------
                                                             $ 15,245,515
-------------------------------------------------------------------------
Insured-Hospital -- 4.6%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,025,270
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,039,730
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,560,000
      1,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             1,354,657
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,047,440
-------------------------------------------------------------------------
                                                             $  7,027,097
-------------------------------------------------------------------------
Insured-Housing -- 1.0%
-------------------------------------------------------------------------
     $1,480        Connecticut HFA, (Housing Mortgage
                   Finance Program), (MBIA), (AMT),
                   5.30%, 5/15/33                            $  1,501,179
-------------------------------------------------------------------------
                                                             $  1,501,179
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.2%
-------------------------------------------------------------------------
     $3,000        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                    $  3,382,890
-------------------------------------------------------------------------
                                                             $  3,382,890
-------------------------------------------------------------------------
Insured-Other Revenue -- 1.0%
-------------------------------------------------------------------------
     $  550        Connecticut HEFA, (Child Care Facility
                   Program), (AMBAC), 5.00%, 7/1/31          $    551,001
      1,000        Connecticut HEFA, (Village Families &
                   Children), (AMBAC), 5.00%, 7/1/32            1,005,610
-------------------------------------------------------------------------
                                                             $  1,556,611
-------------------------------------------------------------------------
Insured-Pooled Loans -- 1.0%
-------------------------------------------------------------------------
     $1,480        Connecticut Higher Education
                   Supplemental Loan Authority, (MBIA),
                   (AMT), 5.25%, 11/15/21                    $  1,494,933
-------------------------------------------------------------------------
                                                             $  1,494,933
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
-------------------------------------------------------------------------
     $1,000        Connecticut Special Tax Transportation
                   Infrastructure, (FSA), 5.00%, 10/1/21     $  1,108,100
        375        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                                   387,769
      2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28            2,034,060
-------------------------------------------------------------------------
                                                             $  3,529,929
-------------------------------------------------------------------------
Insured-Transportation -- 6.3%
-------------------------------------------------------------------------
     $5,500        Connecticut Airport, (Bradley
                   International Airport), (FGIC), (AMT),
                   5.125%, 10/1/26                           $  5,492,135
      1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16              977,252
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,010,453
      2,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38             2,024,020
-------------------------------------------------------------------------
                                                             $  9,503,860
-------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,379,249
-------------------------------------------------------------------------
                                                             $  1,379,249
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.5%
-------------------------------------------------------------------------
     $2,000        Puerto Rico Public Finance Corp.,
                   (Commonwealth Appropriation),
                   6.00%, 8/1/26                             $  2,315,800
-------------------------------------------------------------------------
                                                             $  2,315,800
-------------------------------------------------------------------------
Nursing Home -- 5.9%
-------------------------------------------------------------------------
     $  720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                     $    800,942
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,442,638
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 683,041
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,400,898
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   372,661
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,226,220
-------------------------------------------------------------------------
                                                             $  8,926,400
-------------------------------------------------------------------------
Pooled Loans -- 0.5%
-------------------------------------------------------------------------
     $  775        Connecticut Higher Education
                   Supplemental Loan Authority, (AMT),
                   6.20%, 11/15/09                           $    813,680
-------------------------------------------------------------------------
                                                             $    813,680
-------------------------------------------------------------------------
Solid Waste -- 4.4%
-------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,435,125
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,304,868
-------------------------------------------------------------------------
                                                             $  6,739,993
-------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
-------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12(4)         $  3,766,869
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,431,520
-------------------------------------------------------------------------
                                                             $  6,198,389
-------------------------------------------------------------------------
Transportation -- 0.4%
-------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                  $    555,460
-------------------------------------------------------------------------
                                                             $    555,460
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 3.2%
-------------------------------------------------------------------------
     $3,010        Connecticut Clean Water Fund,
                   5.50%, 10/1/19                            $  3,304,228
      1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                               1,475,100
-------------------------------------------------------------------------
                                                             $  4,779,328
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $141,390,349)                            $149,772,976
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $  2,323,728
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $152,096,704
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 49.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.8% to 24.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.7%
------------------------------------------------------------------------
     $1,250        Michigan Higher Education Facilities
                   Authority, (Creative Studies),
                   5.85%, 12/1/22                            $ 1,244,800
------------------------------------------------------------------------
                                                             $ 1,244,800
------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.6%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/02, 7.60%, 5/1/16                     $   274,595
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,445,146
      1,895        Detroit, Prerefunded to 4/1/03,
                   6.35%, 4/1/14                               1,947,738
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 533,301
      3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21         3,998,505
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,133,080
------------------------------------------------------------------------
                                                             $ 9,332,365
------------------------------------------------------------------------
General Obligations -- 0.8%
------------------------------------------------------------------------
     $  600        Garden City School District,
                   5.125%, 5/1/31                            $   606,870
------------------------------------------------------------------------
                                                             $   606,870
------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.4%
------------------------------------------------------------------------
     $1,090        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,056,657
------------------------------------------------------------------------
                                                             $ 1,056,657
------------------------------------------------------------------------
Hospital -- 12.4%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   501,875
        985        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     983,414
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,862,780
        230        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 233,185
      3,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             3,329,100
      1,500        Michigan Hospital Finance Authority,
                   (Oakwood Hospital), 5.75%, 4/1/32           1,502,730
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Group),
                   5.625%, 11/15/36                          $   753,742
------------------------------------------------------------------------
                                                             $ 9,166,826
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
     $2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18            $ 2,015,220
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,215,048
------------------------------------------------------------------------
                                                             $ 4,230,268
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23(1)                         $ 1,006,490
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,031,380
------------------------------------------------------------------------
                                                             $ 3,037,870
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   369,666
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,070,980
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,002,750
------------------------------------------------------------------------
                                                             $ 3,443,396
------------------------------------------------------------------------
Insured-General Obligations -- 23.3%
------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   993,070
      1,005        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 481,053
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29             1,003,380
      2,000        Detroit School District, (FGIC),
                   5.25%, 5/1/28                               2,061,900
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 400,080
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 965,162
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,044,130
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,056,280
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,298,870
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 963,610
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  396,025
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                      1,038,300

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                            $ 2,536,775
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,029,140
------------------------------------------------------------------------
                                                             $17,267,775
------------------------------------------------------------------------
Insured-Housing -- 1.8%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   516,525
        795        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                         796,821
------------------------------------------------------------------------
                                                             $ 1,313,346
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $   997,690
------------------------------------------------------------------------
                                                             $   997,690
------------------------------------------------------------------------
Insured-Transportation -- 3.2%
------------------------------------------------------------------------
     $  345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                              $   398,644
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(4)(2)                         1,945,480
------------------------------------------------------------------------
                                                             $ 2,344,124
------------------------------------------------------------------------
Insured-Water and Sewer -- 15.2%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 5,017,800
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,974,622
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,225,209
------------------------------------------------------------------------
                                                             $11,217,631
------------------------------------------------------------------------
Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------
     $1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                             $   959,410
------------------------------------------------------------------------
                                                             $   959,410
------------------------------------------------------------------------
Special Tax Revenue -- 7.7%
------------------------------------------------------------------------
     $3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12                $ 3,364,482
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,537,749
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 768,200
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $   30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21            $    30,428
------------------------------------------------------------------------
                                                             $ 5,700,859
------------------------------------------------------------------------
Transportation -- 2.0%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(4)(2)               $ 1,470,330
------------------------------------------------------------------------
                                                             $ 1,470,330
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $65,648,225)                             $73,390,217
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $   625,480
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $74,015,697
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 61.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance ranged from 7.6% to 27.3% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 10.2%
------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $ 1,047,490
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,280,525
        575        Minnesota Higher Education Facilities
                   Authority, (Minneapolis College of Art),
                   5.375%, 5/1/21                                577,610
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                506,740
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                510,970
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                507,050
        750        St. Cloud Housing and Redevelopment
                   Authority, (University Foundation),
                   5.00%, 5/1/23                                 759,645
------------------------------------------------------------------------
                                                             $ 5,190,030
------------------------------------------------------------------------
Electric Utilities -- 8.9%
------------------------------------------------------------------------
    $   360        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   367,686
      2,000        Chaska, Electric, 6.10%, 10/1/30            2,107,920
      1,980        Rochester Electric, 5.25%, 12/1/30          2,017,402
------------------------------------------------------------------------
                                                             $ 4,493,008
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.9%
------------------------------------------------------------------------
    $   900        Red Wing, Health Care Facilities, (River
                   Region Obligation Group), Prerefunded to
                   9/1/03, 6.50%, 9/1/22                     $   945,594
------------------------------------------------------------------------
                                                             $   945,594
------------------------------------------------------------------------
General Obligations -- 12.2%
------------------------------------------------------------------------
    $   750        Dakota County, Community Development
                   Agency, (Senior Housing Facilities),
                   5.00%, 1/1/21                             $   761,017
      2,300        Hennepin County, Regional Railroad
                   Authority, 5.00%, 12/1/31                   2,322,862
      1,500        Minneapolis and St. Paul General
                   Obligation, Metropolitan Airport
                   Commission, (AMT), 4.50%, 1/1/15            1,496,520
      1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                        1,095,820
        500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                            522,515
------------------------------------------------------------------------
                                                             $ 6,198,734
------------------------------------------------------------------------
Hospital -- 3.4%
------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   681,632
        500        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                   509,950
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $   500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)    $   539,820
------------------------------------------------------------------------
                                                             $ 1,731,402
------------------------------------------------------------------------
Housing -- 6.1%
------------------------------------------------------------------------
    $   500        Columbia Heights, Multifamily, (Housing
                   Crest), 6.625%, 4/20/43                   $   569,160
        300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                                 303,780
        500        Minneapolis, Multifamily, (Bottineau
                   Commons), 5.45%, 4/20/43                      513,405
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,689,517
------------------------------------------------------------------------
                                                             $ 3,075,862
------------------------------------------------------------------------
Industrial Development Revenue -- 5.9%
------------------------------------------------------------------------
    $ 1,000        Cloquet, (Potlach Corp.), 5.90%, 10/1/26  $   858,010
        600        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (Northwest
                   Airlines), (AMT), 7.00%, 4/1/25               454,644
      1,605        Minneapolis, Community Development
                   Agency, Common Bond Fund, (AMT),
                   6.80%, 12/1/24                              1,677,578
------------------------------------------------------------------------
                                                             $ 2,990,232
------------------------------------------------------------------------
Insured-Education -- 1.0%
------------------------------------------------------------------------
    $   500        Minnesota State Colleges and University,
                   (St. Cloud St. University), (FSA),
                   5.00%, 10/1/19                            $   521,585
------------------------------------------------------------------------
                                                             $   521,585
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.9%
------------------------------------------------------------------------
    $   500        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   505,415
        500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(2)(3)                                  562,565
      1,050        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/21(4)              444,171
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25               3,344,800
         50        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)                                   52,250
        565        Western Minnesota Municipal Power
                   Agency, (AMBAC), 5.50%, 1/1/16                615,404
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                 511,454
------------------------------------------------------------------------
                                                             $ 6,036,059
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 6.4%
------------------------------------------------------------------------
    $   695        Freeborn County, (Criminal Justice
                   Center), (FGIC), 5.00%, 2/1/23            $   706,843
      1,000        Lake Superior, Independent School
                   District No. 381, (FSA), 5.00%, 4/1/18      1,051,630
      1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12               1,500,346
------------------------------------------------------------------------
                                                             $ 3,258,819
------------------------------------------------------------------------
Insured-Hospital -- 6.9%
------------------------------------------------------------------------
    $ 1,000        Bemidji Health Care Facilities, (North
                   Country Health Services), (RAA),
                   5.00%, 9/1/31                             $   982,780
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                 485,258
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)           1,028,250
      1,000        Willmar, (Rice Memorial Hospital),
                   (FSA), 5.00%, 2/1/32                        1,012,880
------------------------------------------------------------------------
                                                             $ 3,509,168
------------------------------------------------------------------------
Insured-Housing -- 3.1%
------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,576,755
------------------------------------------------------------------------
                                                             $ 1,576,755
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.6%
------------------------------------------------------------------------
    $ 1,270        Hopkins, Housing and Redevelopment
                   Authority, (Public Works and Fire
                   Station), (MBIA), 5.00%, 2/1/20           $ 1,317,054
------------------------------------------------------------------------
                                                             $ 1,317,054
------------------------------------------------------------------------
Insured-Other Revenue -- 1.6%
------------------------------------------------------------------------
    $   800        St. Paul, Housing and Redevelopment
                   Authority, (Block 19), (FSA),
                   5.35%, 8/1/29                             $   834,408
------------------------------------------------------------------------
                                                             $   834,408
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.1%
------------------------------------------------------------------------
    $ 1,000        Washington County, Housing and
                   Redevelopment Authority, (Annual
                   Appropriation), (MBIA), 5.50%, 2/1/32     $ 1,042,140
------------------------------------------------------------------------
                                                             $ 1,042,140
------------------------------------------------------------------------
Insured-Transportation -- 3.0%
------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (FGIC),
                   5.25%, 1/1/32                             $ 1,535,520
------------------------------------------------------------------------
                                                             $ 1,535,520
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 6.0%
------------------------------------------------------------------------
    $ 2,000        Minneapolis, Art Center Facilities,
                   (Walker Art Center), 5.125%, 7/1/21       $ 2,063,500
      1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                          967,550
------------------------------------------------------------------------
                                                             $ 3,031,050
------------------------------------------------------------------------
Senior Living / Life Care -- 4.3%
------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   896,850
        670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    577,312
        975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                                684,148
------------------------------------------------------------------------
                                                             $ 2,158,310
------------------------------------------------------------------------
Water and Sewer -- 1.2%
------------------------------------------------------------------------
    $   600        Minnesota Public Facility Authority,
                   PCR, 5.00%, 3/1/20                        $   616,716
------------------------------------------------------------------------
                                                             $   616,716
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $48,124,342)                             $50,062,446
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   651,096
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $50,713,542
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 39.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 13.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.6%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,725,828
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,569,250
-------------------------------------------------------------------------
                                                             $  4,295,078
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,810        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.375%, 7/1/21                            $  4,036,581
-------------------------------------------------------------------------
                                                             $  4,036,581
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  4,587,120
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                1,019,360
      2,500        Salem County, Pollution Control
                   Financing, (Public Services Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31           2,458,675
-------------------------------------------------------------------------
                                                             $  8,065,155
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), Prerefunded to 4/1/10,
                   5.80%, 4/1/35                             $  1,166,810
      1,960        New Jersey EDA, (Victoria Health Corp.),
                   Prerefunded to 1/1/03, 7.65%, 1/1/14         2,110,763
-------------------------------------------------------------------------
                                                             $  3,277,573
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                            $  1,537,770
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                2,312,520
      1,500        Puerto Rico, 0.00%, 7/1/16                     819,165
-------------------------------------------------------------------------
                                                             $  4,669,455
-------------------------------------------------------------------------
Health Care - Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,350        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,259,185
-------------------------------------------------------------------------
                                                             $  1,259,185
-------------------------------------------------------------------------
Hospital -- 11.9%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,908,800
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 5.75%, 7/1/25               2,042,900
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,000        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                    $  2,801,220
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,207,115
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,403,215
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,813,459
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,798,712
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Palisades Medical
                   Center), 6.625%, 7/1/31                      1,014,110
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,114,100
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,916,298
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,941,588
        550        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       543,537
      4,900        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/27                     4,685,380
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,694,250
-------------------------------------------------------------------------
                                                             $ 31,884,684
-------------------------------------------------------------------------
Housing -- 0.0%
-------------------------------------------------------------------------
    $   115        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    122,216
-------------------------------------------------------------------------
                                                             $    122,216
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.5%
-------------------------------------------------------------------------
    $ 2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                    $  2,098,140
      1,310        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                          393,013
      6,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        4,234,740
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,205,925
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(1)                           5,143,680
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                             1,494,000
      1,055        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,058,619

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 3,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                            $  3,351,930
-------------------------------------------------------------------------
                                                             $ 19,980,047
-------------------------------------------------------------------------
Insured-Education -- 3.1%
-------------------------------------------------------------------------
    $ 3,000        New Jersey Educational Facilities
                   Authority, (NJ Institute of Technology),
                   (MBIA), 4.75%, 7/1/31                     $  2,960,700
      1,635        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                                1,731,432
      3,750        Rutgers University, (FGIC),
                   4.75%, 5/1/32                                3,698,362
-------------------------------------------------------------------------
                                                             $  8,390,494
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.2%
-------------------------------------------------------------------------
    $ 1,300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)       $  1,861,171
      1,180        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                 1,327,653
-------------------------------------------------------------------------
                                                             $  3,188,824
-------------------------------------------------------------------------
Insured-General Obligations -- 7.8%
-------------------------------------------------------------------------
    $ 1,250        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/31                            $  1,268,412
      2,400        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/32                               2,435,352
      2,402        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/33                               2,435,340
      3,200        Branchburg Township Board of Education,
                   (FSA), 5.00%, 2/1/26                         3,260,192
      1,325        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/23                         1,376,171
      1,650        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/27                         1,702,041
      1,000        High Bridge Board of Education, (FSA),
                   5.00%, 2/15/26                               1,039,770
      1,000        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/15            1,069,250
      1,265        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/21            1,303,076
      1,885        Pohatcong Township School District,
                   (FSA), 5.20%, 7/15/22                        2,015,499
        750        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                 771,757
      2,050        Washington Township, Mercer County Board
                   of Education, (FGIC), 5.00%, 1/1/26          2,084,583
-------------------------------------------------------------------------
                                                             $ 20,761,443
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 6.0%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  2,021,003
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,265,730
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               3,322,042
      2,580        New Jersey Health Care Facilities
                   Financing Authority, (Englewood
                   Hospital), (MBIA), 5.00%, 8/1/31             2,602,343
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Jersey City
                   Medical Center), (FSA), 5.00%, 8/1/41        1,003,640
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), (MBIA), Variable Rate,
                   1/1/21(2)(3)                                 2,695,648
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       2,204,400
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 4.75%, 7/1/28         977,580
-------------------------------------------------------------------------
                                                             $ 16,092,386
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 2,000        Lafayette Yard Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  2,007,320
      2,155        New Jersey EDA, RITES, (FSA), Variable
                   Rate, 5/1/07(2)(4)                           2,362,742
-------------------------------------------------------------------------
                                                             $  4,370,062
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.1%
-------------------------------------------------------------------------
    $ 1,155        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  1,144,570
      3,775        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                 3,903,539
      3,000        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                3,111,330
-------------------------------------------------------------------------
                                                             $  8,159,439
-------------------------------------------------------------------------
Insured-Transportation -- 17.0%
-------------------------------------------------------------------------
    $ 1,675        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/25                             $  1,737,461
      3,250        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/27                                3,356,828
      5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                                5,991,425
      3,500        New Jersey Transportation Trust Fund
                   Authority, (XLCA), Variable Rate,
                   6/15/17(2)(4)                                3,752,455
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,424,300
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(4)             7,121,650

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $  4,953,200
      7,325        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             8,005,419
      7,325        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36             7,944,036
-------------------------------------------------------------------------
                                                             $ 45,286,774
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.6%
-------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,895,875
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               2,055,661
     13,840        North Hudson, Sewer Authority, (MBIA),
                   0.00%, 8/1/25                                4,550,730
-------------------------------------------------------------------------
                                                             $  9,502,266
-------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 3.4%
-------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    965,347
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,063,754
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,980,094
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,318,037
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               3,614,325
-------------------------------------------------------------------------
                                                             $  8,941,557
-------------------------------------------------------------------------
Other Revenue -- 3.2%
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $  3,371,830
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)      2,428,500
      2,000        Tobacco Settlement Financing Corp.,
                   5.75%, 6/1/32                                1,788,840
      1,000        Tobacco Settlement Financing Corp.,
                   6.00%, 6/1/37                                  891,080
-------------------------------------------------------------------------
                                                             $  8,480,250
-------------------------------------------------------------------------
Pooled Loans -- 1.6%
-------------------------------------------------------------------------
    $ 6,700        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,207,600
-------------------------------------------------------------------------
                                                             $  4,207,600
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.9%
-------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/26         $  3,027,488
      2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                                2,568,645
      2,715        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                2,479,637
      3,390        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               2,224,349
-------------------------------------------------------------------------
                                                             $ 10,300,119
-------------------------------------------------------------------------
Transportation -- 11.1%
-------------------------------------------------------------------------
    $ 2,200        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30            $  2,355,694
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,312,850
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/94(5)                   21,988,130
-------------------------------------------------------------------------
                                                             $ 29,656,674
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 5,900        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,911,977
-------------------------------------------------------------------------
                                                             $  5,911,977
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $247,578,077)                            $260,839,839
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $  6,075,604
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $266,915,443
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 43.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance ranged from 2.8% to 18.5% of total investments.

 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 5.2%
-------------------------------------------------------------------------
    $ 1,900        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $  1,991,751
      4,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              4,675,635
      5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13            5,056,350
-------------------------------------------------------------------------
                                                             $ 11,723,736
-------------------------------------------------------------------------
Education -- 0.5%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,144,583
-------------------------------------------------------------------------
                                                             $  1,144,583
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,250        York County IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $  2,202,772
-------------------------------------------------------------------------
                                                             $  2,202,772
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.6%
-------------------------------------------------------------------------
    $ 1,400        Penn Manor School District, (FGIC),
                   Prerefunded to 6/1/06, 5.20%, 6/1/16      $  1,552,866
      1,250        Philadelphia Water and Wastewater,
                   (FGIC), Prerefunded to 6/15/03, Variable
                   Rate, 6/15/12(1)                             1,341,075
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,297,900
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               2,120,172
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,213,514
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,369,280
-------------------------------------------------------------------------
                                                             $ 14,894,807
-------------------------------------------------------------------------
General Obligations -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Puerto Rico, 4.75%, 7/1/23                $    966,340
-------------------------------------------------------------------------
                                                             $    966,340
-------------------------------------------------------------------------
Health Care - Miscellaneous -- 2.8%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County IDA, (Residual
                   Resources, Inc.), 6.50%, 9/1/21           $  1,955,620
        750        Allegheny County, (Residential
                   Resources, Inc.), 6.60%, 9/1/31                734,842
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care - Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,563,595
-------------------------------------------------------------------------
                                                             $  6,254,057
-------------------------------------------------------------------------
Hospital -- 7.6%
-------------------------------------------------------------------------
    $ 1,295        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15        $  1,437,152
      1,980        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,119,372
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,689,495
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,177,335
      2,150        Lebanon County Health Facility
                   Authority, (Good Samaritan Hospital),
                   6.00%, 11/15/35                              2,125,447
      1,680        McKean County Hospital Authority,
                   (Bradford Hospital), 6.10%, 10/1/20          1,555,058
      4,100        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                               4,233,086
      1,885        Washington County Hospital Authority,
                   (Monongahela Hospital), 5.50%, 6/1/17        1,939,985
-------------------------------------------------------------------------
                                                             $ 17,276,930
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
-------------------------------------------------------------------------
    $ 5,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  4,720,518
        500        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                 488,070
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                3,917,120
      2,500        New Morgan IDA, (Browning-Ferris
                   Industries, Inc.), (AMT), 6.50%, 4/1/19      2,168,675
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,716,867
-------------------------------------------------------------------------
                                                             $ 16,011,250
-------------------------------------------------------------------------
Insured-Education -- 2.0%
-------------------------------------------------------------------------
    $ 2,500        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,515,200
      1,350        Lycoming County Authority, (Pennsylvania
                   College of Technology), (AMBAC),
                   5.25%, 5/1/32(2)                             1,387,935
        750        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28              734,693
-------------------------------------------------------------------------
                                                             $  4,637,828
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 8.6%
-------------------------------------------------------------------------
    $10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                            $ 11,476,000
      5,960        Philadelphia Gas Works Revenue, (FSA),
                   5.00%, 7/1/28                                5,986,403
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)          1,873,341
-------------------------------------------------------------------------
                                                             $ 19,335,744
-------------------------------------------------------------------------
Insured-General Obligations -- 20.3%
-------------------------------------------------------------------------
    $ 1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                            $  1,007,040
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          902,850
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          848,101
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          795,587
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          748,303
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                1,109,900
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                1,091,948
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                1,023,146
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,321,820
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        275,383
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        260,763
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,207,025
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                2,075,020
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  366,630
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  579,780
        585        Lancaster, (FGIC), 4.50%, 5/1/28               551,918
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  866,637
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  980,150
      5,400        Northampton County, (FSA),
                   5.25%, 10/1/30                               5,583,708
      1,000        Philadelphia School District, (MBIA),
                   Variable Rate, 4/1/23                          953,370
      3,500        Philadelphia, (FSA), 5.00%, 9/15/31          3,519,530
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,550,189
      3,355        Philadelphia, (FSA), 5.25%, 9/15/25          3,456,522
      2,150        Philadelphia, School District, (FSA),
                   5.50%, 2/1/31                                2,261,349
      1,750        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,800,768
      3,300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                 3,733,950
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $   655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                             $    504,697
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,943,320
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,440,362
-------------------------------------------------------------------------
                                                             $ 45,759,766
-------------------------------------------------------------------------
Insured-Hospital -- 5.1%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  2,056,350
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,433,012
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,251,163
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,997,080
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,249,200
      1,310        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.50%, 7/1/17                                1,450,000
-------------------------------------------------------------------------
                                                             $ 11,436,805
-------------------------------------------------------------------------
Insured-Transportation -- 4.3%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  2,015,160
      2,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 4.75%, 12/1/27                      1,978,880
      1,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 12/1/30                      1,007,840
      3,750        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 7/15/41                      3,754,463
        865        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(3)(4)                                   999,499
-------------------------------------------------------------------------
                                                             $  9,755,842
-------------------------------------------------------------------------
Insured-Water and Sewer -- 10.2%
-------------------------------------------------------------------------
    $ 1,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.00%, 12/1/19                    $  1,043,750
      3,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.50%, 12/1/30                       3,161,280
      3,500        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/24                        3,538,045
      1,000        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/29                        1,006,340

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29             $  1,758,190
      7,500        Philadelphia Water and Wastewater,
                   (FGIC), 5.00%, 11/1/31                       7,548,375
      1,250        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,314,250
      3,500        Pittsburgh Water and Sewer Authority,
                   (AMBAC), 5.125%, 12/1/27                     3,565,800
-------------------------------------------------------------------------
                                                             $ 22,936,030
-------------------------------------------------------------------------
Nursing Home -- 3.9%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                   $  1,690,720
      1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07           1,199,705
          5        Clarion County IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03                4,997
      1,510        Green County IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,359,831
      3,270        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,239,687
      1,360        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,398,719
-------------------------------------------------------------------------
                                                             $  8,893,659
-------------------------------------------------------------------------
Senior Living / Life Care -- 10.9%
-------------------------------------------------------------------------
    $ 1,210        Bucks County IDA, (Pennswood),
                   6.00%, 10/1/27                            $  1,221,749
      5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             5,257,050
      2,525        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,596,533
      1,960        Cliff House Trust, (AMT),
                   6.625%, 6/1/27                               1,723,800
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,619,556
      4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                                4,146,957
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,715,489
      1,915        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,898,397
      1,835        Lancaster County, Hospital Authority,
                   (Willow Valley Retirement Communities),
                   5.875%, 6/1/31                               1,842,982
        500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                      523,795
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27           $  1,028,335
-------------------------------------------------------------------------
                                                             $ 24,574,643
-------------------------------------------------------------------------
Transportation -- 0.7%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    971,510
        750        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                                 675,555
-------------------------------------------------------------------------
                                                             $  1,647,065
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.2%
   (identified cost $208,587,280)                            $219,451,857
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.8%                       $  6,238,238
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $225,690,095
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 58.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.5% to 21.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $65,376,087        $34,913,193          $141,390,349          $65,648,225
   Unrealized appreciation                 3,502,730          1,068,283             8,382,627            7,741,992
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $68,878,817        $35,981,476          $149,772,976          $73,390,217
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,009,704        $   402,696          $         --          $        --
Receivable for investments sold                   --             20,267             1,293,195                   --
Interest receivable                          576,635            371,179             1,634,104              830,615
Prepaid expenses                                 158                 88                   349                  166
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $70,465,314        $36,775,706          $152,700,624          $74,220,998
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    16,875        $    17,344          $     21,562          $    40,312
Demand note payable                               --                 --               500,000              100,000
Due to bank                                       --                 --                64,007               47,380
Payable to affiliate for Trustees'
   fees                                           60                 --                    --                    3
Accrued expenses                              16,395             13,846                18,351               17,606
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    33,330        $    31,190          $    603,920          $   205,301
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $70,431,984        $36,744,516          $152,096,704          $74,015,697
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $67,034,939        $35,778,414          $143,835,201          $66,544,589
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        3,397,045            966,102             8,261,503            7,471,108
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $70,431,984        $36,744,516          $152,096,704          $74,015,697
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $48,124,342          $247,578,077           $208,587,280
   Unrealized appreciation                  1,938,104            13,261,762             10,864,577
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $50,062,446          $260,839,839           $219,451,857
-------------------------------------------------------------------------------------------------------
Cash                                      $   123,180          $  1,096,421           $  3,430,778
Receivable for investments sold                    --             1,397,260                 45,000
Interest receivable                           672,681             3,737,105              2,842,158
Prepaid expenses                                  121                   638                    558
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,858,428          $267,071,263           $225,770,351
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                              $    32,813          $    126,562           $     50,625
Payable for open swap contracts                98,850                    --                     --
Payable to affiliate for Trustees'
   fees                                            --                    --                    180
Accrued expenses                               13,223                29,258                 29,451
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   144,886          $    155,820           $     80,256
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,713,542          $266,915,443           $225,690,095
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $49,123,024          $254,613,092           $215,142,572
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         1,590,518            12,302,351             10,547,523
-------------------------------------------------------------------------------------------------------
TOTAL                                     $50,713,542          $266,915,443           $225,690,095
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                          ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------
Interest                                     $2,037,032          $1,035,544           $4,096,099           $ 2,201,333
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $2,037,032          $1,035,544           $4,096,099           $ 2,201,333
--------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  121,246          $   42,325           $  305,453           $   133,123
Trustees' fees and expenses                       3,432                 932                6,175                 3,469
Legal and accounting services                    11,645              10,038               12,814                13,673
Custodian fee                                    17,370              12,666               31,719                21,981
Miscellaneous                                     3,456               2,779                3,762                 2,681
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  157,149          $   68,740           $  359,923           $   174,927
--------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $       --          $    3,485           $       --           $        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $       --          $    3,485           $       --           $        --
--------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  157,149          $   65,255           $  359,923           $   174,927
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,879,883          $  970,289           $3,736,176           $ 2,026,406
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   99,733          $  455,348           $  283,788           $  (573,384)
   Financial futures contracts                 (401,382)           (314,041)            (687,510)             (736,962)
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $ (301,649)         $  141,307           $ (403,722)          $(1,310,346)
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  178,089          $ (345,135)          $  116,033           $ 1,355,973
   Financial futures contracts                   88,049              59,059              242,285                (2,779)
--------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $  266,138          $ (286,076)          $  358,318           $ 1,353,194
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)      $  (35,511)         $ (144,769)          $  (45,404)          $    42,848
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,844,372          $  825,520           $3,690,772           $ 2,069,254
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                          MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest                                      $1,469,702           $ 8,183,697            $ 7,130,984
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $1,469,702           $ 8,183,697            $ 7,130,984
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   73,215           $   600,231            $   506,389
Trustees' fees and expenses                        2,857                 8,379                  7,026
Legal and accounting services                      9,839                20,224                 21,055
Custodian fee                                     16,064                69,499                 52,514
Miscellaneous                                      2,763                17,832                 13,774
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  104,738           $   716,165            $   600,758
-----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    5,782           $        --            $        --
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    5,782           $        --            $        --
-----------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $   98,956           $   716,165            $   600,758
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $1,370,746           $ 7,467,532            $ 6,530,226
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  234,160           $   944,999            $(6,804,017)
   Financial futures contracts                  (670,537)           (2,431,597)            (1,204,146)
-----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                             $ (436,377)          $(1,486,598)           $(8,008,163)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $   17,411           $   228,480            $ 6,886,344
   Financial futures contracts                    61,686                83,171                264,148
   Interest rate swap contracts                  (47,079)                   --                     --
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $   32,018           $   311,651            $ 7,150,492
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $ (404,359)          $(1,174,947)           $  (857,671)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $  966,387           $ 6,292,585            $ 5,672,555
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,879,883        $   970,289          $  3,736,176          $ 2,026,406
   Net realized gain (loss)              (301,649)           141,307              (403,722)          (1,310,346)
   Net change in unrealized
      appreciation (depreciation)         266,138           (286,076)              358,318            1,353,194
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,844,372        $   825,520          $  3,690,772          $ 2,069,254
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 4,424,436        $ 3,087,447          $ 10,178,556          $ 2,175,189
   Withdrawals                         (6,445,410)        (3,670,956)          (12,909,411)          (6,911,039)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,020,974)       $  (583,509)         $ (2,730,855)         $(4,735,850)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $  (176,602)       $   242,011          $    959,917          $(2,666,596)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of period                $70,608,586        $36,502,505          $151,136,787          $76,682,293
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $70,431,984        $36,744,516          $152,096,704          $74,015,697
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,370,746          $  7,467,532           $  6,530,226
   Net realized loss                      (436,377)           (1,486,598)            (8,008,163)
   Net change in unrealized
      appreciation (depreciation)           32,018               311,651              7,150,492
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $   966,387          $  6,292,585           $  5,672,555
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 3,695,620          $ 14,414,957           $ 10,236,317
   Withdrawals                          (5,555,770)          (21,558,078)           (17,397,505)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,860,150)         $ (7,143,121)          $ (7,161,188)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $  (893,763)         $   (850,536)          $ (1,488,633)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period                 $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $50,713,542          $266,915,443           $225,690,095
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)              (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)         376,938            (50,054)               29,195               400,090
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                        (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)         (851,650)           (1,784,994)             2,081,264
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,212,940          $ 13,980,233           $ 13,331,360
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                          (7,707,050)          (34,617,419)           (36,387,335)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $  (237,309)         $ (4,416,418)          $(16,365,793)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 1,975,631          $  9,563,815           $ (3,034,433)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                   $49,631,674          $258,202,164           $230,213,161
----------------------------------------------------------------------------------------------------
AT END OF YEAR                         $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARIZONA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.44%(2)        0.44%       0.47%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.44%(2)        0.44%       0.45%       0.51%       0.48%        0.48%
   Net investment income                 5.21%(2)        5.39%       5.73%       5.67%       5.21%        5.27%
Portfolio Turnover                          1%             27%         26%         25%         38%          23%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.58%           6.08%         --          --          --           --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $70,432         $70,609     $71,927     $73,624     $94,333     $103,092
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    --------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.37%(2)        0.41%       0.45%       0.39%       0.39%       0.40%
   Expenses after custodian
      fee reduction                      0.35%(2)        0.39%       0.41%       0.36%       0.35%       0.37%
   Net investment income                 5.17%(2)        5.40%       5.47%       5.85%       5.36%       5.49%
Portfolio Turnover                         12%             18%         18%         14%         33%         18%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.22%           5.58%         --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $36,745         $36,503     $30,796     $30,620     $37,874     $39,801
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 CONNECTICUT PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)         0.50%         0.51%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                       0.47%(2)         0.48%         0.48%        0.48%        0.48%        0.50%
   Net investment income                  4.86%(2)         5.08%         5.31%        5.53%        5.15%        5.20%
Portfolio Turnover                           9%              22%           14%          20%          18%           7%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.48%            5.23%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $152,097         $151,137      $138,999     $133,137     $157,894     $164,955
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    -------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)          0.45%        0.48%       0.52%        0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.45%(2)          0.45%        0.47%       0.52%        0.48%        0.48%
   Net investment income                 5.27%(2)          5.41%        5.48%       5.67%        5.10%        5.19%
Portfolio Turnover                          8%                7%           8%         30%          31%          26%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.77%             5.65%          --          --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $74,016           $76,682      $81,102     $85,576     $109,463     $130,236
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    --------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.41%(2)        0.41%       0.47%       0.45%       0.46%       0.47%
   Expenses after custodian
      fee reduction                      0.39%(2)        0.39%       0.42%       0.43%       0.44%       0.45%
   Net investment income                 5.33%(2)        5.76%       5.65%       5.81%       5.28%       5.28%
Portfolio Turnover                         11%             26%         17%         12%         19%         23%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.84%           4.68%         --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $50,714         $51,607     $49,632     $48,848     $60,393     $66,984
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW JERSEY PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.55%        0.54%        0.53%        0.54%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.52%         0.54%        0.54%        0.52%        0.52%
   Net investment income                  5.51%(2)         5.76%         5.76%        5.91%        5.39%        5.52%
Portfolio Turnover                           5%              26%           20%          26%          32%          14%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.38%            5.55%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $266,915         $267,766      $258,202     $248,400     $309,333     $328,629
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                PENNSYLVANIA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)         0.54%         0.55%        0.58%        0.54%        0.54%
   Expenses after custodian
      fee reduction                       0.52%(2)         0.52%         0.51%        0.58%        0.50%        0.50%
   Net investment income                  5.69%(2)         6.05%         5.97%        5.92%        5.49%        5.66%
Portfolio Turnover                          13%              15%           15%          18%          27%          13%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.64%            5.96%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $225,690         $227,179      $230,213     $237,692     $314,873     $359,532
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2003, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 L Interim Financial Statements -- The interim financial statements relating to
   January 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $121,246            0.34%
    Colorado                                    42,325            0.23%
    Connecticut                                305,453            0.40%
    Michigan                                   133,123            0.35%
    Minnesota                                   73,215            0.28%
    New Jersey                                 600,231            0.44%
    Pennsylvania                               506,389            0.44%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Trustees Deferred Compensation Plan. For the six months ended January 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2003 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   734,168
    Sales                                       2,019,905
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,389,238
    Sales                                       4,826,693
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,948,108
    Sales                                      13,071,383

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,871,029
    Sales                                       8,902,781

    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,672,489
    Sales                                       6,546,482
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,552,655
    Sales                                      23,553,084
    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $32,519,151
    Sales                                      29,146,959

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2003, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,358,730
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,363,645
    Gross unrealized depreciation               (2,843,558)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,520,087
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,893,753
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,784,502
    Gross unrealized depreciation                 (696,779)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,087,723
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $141,310,432
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,257,930
    Gross unrealized depreciation                 (795,386)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,462,544
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,604,779
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,815,023
    Gross unrealized depreciation                  (29,585)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,785,438
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 48,069,037
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,732,045
    Gross unrealized depreciation                 (738,636)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,993,409
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,388,293
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,167,051
    Gross unrealized depreciation               (6,715,505)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,451,546
    ------------------------------------------------------
    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $208,420,919
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,170,882
    Gross unrealized depreciation               (2,139,944)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,030,938
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2003, the Connecticut Portfolio and the Michigan Portfolio had a balance outstanding pursuant to this line of credit of $500,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         3/03           36 U.S. Treasury Bond  Short         $(105,685)
    ------------------------------------------------------------------------------------------------
    Colorado                        3/03           37 U.S. Treasury Bond  Short          (102,181)
    ------------------------------------------------------------------------------------------------
    Connecticut                     3/03           46 U.S. Treasury Bond  Short          (121,124)
    ------------------------------------------------------------------------------------------------
    Michigan                        3/03           86 U.S. Treasury Bond  Short          (270,884)
    ------------------------------------------------------------------------------------------------
    Minnesota                       3/03           70 U.S. Treasury Bond  Short          (248,736)
    ------------------------------------------------------------------------------------------------
    New Jersey                      3/03          270 U.S. Treasury Bond  Short          (959,411)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    3/03          108 U.S. Treasury Bond  Short          (317,054)

   At January 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At January 31, 2003, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a fixed rate equal to 5.055% on the notional amount of $1,000,000. In exchange, the Portfolio receives bi-annual payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a payable for open swap contracts of $98,850 at January 31, 2003.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Kristin S. Anagnost
Treasurer of Colorado, Connecticut,
Minnesota and New Jersey Municipals
Portfolios

Barbara E. Campbell
Treasurer of Arizona, Michigan
and Pennsylvania Municipals Portfolios

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.
                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

313-3/03                                                                  7CSRC